UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2012 – April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

SEMIANNUAL REPORT	FOR THE PERIOD ENDED
(UNAUDITED)	APRIL 30, 2013

Curian/PIMCO Income Fund

Curian/PIMCO Total Return Fund

Curian/WMC International Equity Fund

Curian Series Trust

April 30, 2013

Table of Contents

President’s Letter	1
Schedules of Investments	2
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	28
Notes to Financial Statements	29
Additional Disclosures	42
Trustees and Officers Information	43
Approval of the Trust’s Investment Advisory Agreement	44

Curian Series Trust (Unaudited)

April 30, 2013

President’s Letter

Dear Fellow Investor,

Enclosed is the semiannual report for the Curian Series Trust for the six-month period ended April 30, 2013.

From an economic perspective, most global economies showed signs of improvement during the six month period, with the exception of the Eurozone, which remained in recession. During the first quarter of 2013, the Eurozone gross domestic product (“GDP”) experienced the sixth straight quarter of declines, marking the longest downturn in its history. In contrast, the U.S. economy continued to expand in the fourth quarter of 2012, albeit at an anemic pace of only 0.4%, before rebounding to post growth of 2.4% during the first quarter of 2013. Also, during the fourth quarter of 2012, China’s economy showed improved growth for the first time in several quarters and continued to grow in the first quarter of 2013, though at a slower pace than expected. In the U.S., investors drew confidence from slowly improving unemployment data, a stronger housing market and continued support from the U.S. Federal Reserve, which helped counter the headwinds faced from the threat of the fiscal cliff and the negative impact on economic growth from sequestration.

Domestic equity markets delivered double-digit returns during the six-month period ended April 30, 2013, with the Standard & Poor’s® 500 (“S&P 500”) and the Dow Jones Industrial Average Index (“DJIA”) both surpassing their previous all-time highs from 2007 and ending the period at all-time high closing levels. The S&P 500 and the DJIA gained 14.4% and 14.9%, respectively, during the period, while the NASDAQ Composite Index (“NASDAQ”) rose 9.9%.

Despite accelerating concerns over the European sovereign debt crisis, expansion of heavy global monetary stimulus led to a strong performance in non-U.S. developed market equities. Global central banks, particularly Japan’s central bank, continue to pursue expansionary monetary policies as they try to stimulate economic growth. The Morgan Stanley Capital International (“MSCI”) EAFE Index posted a gain of 17.2% over the six months ended April 30, 2013, while the MSCI Emerging Markets Index trailed with a gain of 5.4%.

Turning to the fixed income markets, overall bond performance continued to struggle in the low interest rate environment, with high-yield bonds delivering the strongest performance. Over the six months, the Barclays U.S. Corporate High Yield Bond Index returned 7.3%, while investment-grade bonds and U.S. Treasuries produced little growth. The Barclays U.S. Corporate Investment Grade Bond Index rose 1.5% and the Barclays U.S. Treasury Bond Index returned 0.8%.

In contrast to the traditional stock and bond markets, the performance of the alternatives markets was more varied. Investing in alternative asset classes and strategies can be attractive because they frequently behave differently from traditional assets under the same market conditions. For example, the price of oil and gold declined during the six months, which impacted the performance of alternative funds focused on commodities and natural resources. On the other hand, listed private equity and real estate performed well as a result of the slowly improving U.S economy.

In summary, investors enjoyed solidly positive returns from most areas of the global markets during the six months ended April 30, 2013, particularly from domestic and global equities.

For the six months ended April 30, 2013, the Curian Series Trust Funds delivered strong total returns, with two out of the three Funds outperforming their respective benchmark index. The Curian/PIMCO Total Return Fund rose 2.3% over the period, compared to a gain of 0.9% for the Barclays U.S. Aggregate Bond Index. The Curian/PIMCO Income Fund returned 3.5%, outperforming the Barclays U.S. Credit Index, which rose 1.5%. The Curian/WMC International Equity Fund gained 12.4%, while the MSCI All Country World Index ex USA returned 12.8%.

Through your financial professional, Curian provides you with a comprehensive array of investment strategies within an integrated, customized investment program designed to help you effectively pursue your financial goals. Thank you for choosing Curian for your investment needs.

Michael A. Bell

President and Chief Executive Officer

Curian Series Trust

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2013

Curian/PIMCO Income Fund

Portfolio Composition:	Percentage of Total Investments
Financials	28.1%
Government Securities	24.0
Energy	12.8
Non-U.S. Government Agency ABS	5.5
Consumer Discretionary	3.6
Materials	3.5
Telecommunication Services	3.2
Utilities	3.0
U.S. Government Agency MBS	2.8
Consumer Staples	2.4
Industrials	2.3
Health Care	2.2
Information Technology	0.9
Short Term Investments	5.7
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%
Alternative Loan Trust REMIC, 3.40%, 08/25/18	$1,437,372	$1,445,772
American Airlines Pass-Through Trust, 10.38%, 07/02/19	326,968	345,377
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.83%, 09/25/34 (a)	510,449	462,466
Asset-Backed Pass-Through Certificates REMIC, 0.65%, 04/25/35 (a)	2,116,243	2,084,499
Banc of America Large Loan Trust REMIC, 2.50%, 11/15/15 (a) (b)	3,152,040	3,176,409
Banc of America Mortgage Trust REMIC, 3.12%, 09/25/34 (a)	1,436,333	1,431,608
Bear Stearns Asset Backed Securities Trust REMIC
0.69%, 07/25/35 (a)	428,223	420,681
1.40%, 01/25/45 (a)	554,214	477,569
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,300,000	1,365,000
4.00%, 10/29/24	1,000,000	1,056,300
Countrywide Asset-Backed Certificates REMIC
1.06%, 08/25/34 (a)	1,100,000	1,002,078
0.85%, 06/25/35 (a)	600,000	587,696
CVS Pass-Through Trust, 5.93%, 01/10/34 (b)	1,456,895	1,771,934
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	613,559	705,593
6.72%, 07/02/24	829,285	915,365
FedEx Corp. Pass-Through Trust, 2.63%, 01/15/18 (b)	1,238,924	1,253,311
First Frankin Mortgage Loan Trust REMIC, 0.68%, 05/25/35 (a)	1,200,000	1,097,086
Home Equity Asset Trust REMIC, 1.30%, 07/25/35 (a)	1,950,000	1,687,532
HomeBanc Mortgage Trust REMIC, 0.47%, 10/25/35 (a)	781,932	683,983
Inwood Park CDO Ltd., 0.50%, 01/20/21 (a) (b)	244,142	241,871
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.81%, 03/25/35 (a)	1,000,000	892,096
New Century Home Equity Loan Trust REMIC, 0.48%, 10/25/35 (a)	2,964,777	2,891,022
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.19%, 09/25/34 (a)	2,051,741	1,745,705
0.70%, 07/25/35 (a)	1,200,000	1,120,999
Progress Trust, 4.60%, 06/20/44 (a), AUD	1,133,324	1,192,669
RASC Series Trust REMIC, 0.64%, 01/25/36 (a)	1,500,000	1,327,880
SBA Tower Trust
4.25%, 04/15/15 (c)	1,000,000	1,040,809
5.10%, 04/17/17 (c)	1,000,000	1,117,217
REMIC, 3.60%, 04/15/18 (c)	2,300,000	2,317,664
Structured Asset Investment Loan Trust REMIC, 1.18%, 10/25/33 (a)	3,381,609	3,251,214
Structured Asset Securities Corp. REMIC, 2.58%, 09/25/33 (a)	1,189,785	1,153,452
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	1,716,562	1,991,212
9.75%, 01/15/17	568,990	661,450
US Airways Pass-Through Trust, 3.95%, 11/15/25	200,000	202,000
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.44%, 01/25/35 (a)	1,071,456	1,074,251
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (a)	1,931,306	1,928,123
5.50%, 01/25/36	65,777	65,975
WG Horizons CLO, 0.55%, 05/24/19 (a) (b)	700,000	688,585
Total Non-U.S. Government Agency Asset-Backed Securities (cost $45,758,385)		46,874,453

CORPORATE BONDS AND NOTES - 66.2%

CONSUMER DISCRETIONARY - 3.9%
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (a)	800,000	797,728
CC Holdings GS V LLC, 2.38%, 12/15/17 (c)	2,050,000	2,072,671
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22 (b)	1,000,000	1,072,500
Corp. GEO SAB de CV, 8.88%, 03/27/22 (b) (d)	1,000,000	455,000
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,437,820
Daimler Finance North America LLC, 1.61%, 07/11/13 (a) (b)	2,000,000	2,003,580
DISH DBS Corp., 5.88%, 07/15/22	1,000,000	1,020,000
HD Supply Inc., 8.13%, 04/15/19	2,350,000	2,658,438
MCE Finance Ltd., 5.00%, 02/15/21 (b)	1,000,000	1,013,750
MGM Resorts International Term Loan A, 3.31%, 12/20/17 (a)	2,094,750	2,097,369
MGM Resorts International Term Loan B, 4.25%, 12/13/19 (a)	1,596,000	1,618,280
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (e)	400,000	403,818
NBCUniversal Media LLC
5.15%, 04/30/20	3,000,000	3,634,431
4.38%, 04/01/21	2,000,000	2,307,174
Time Warner Cable Inc., 6.75%, 07/01/18	2,000,000	2,483,776
Volkswagen International Finance NV
0.89%, 11/20/14 (a) (b)	1,500,000	1,506,258
1.60%, 11/20/17 (c) (d)	1,500,000	1,515,288
Whirlpool Corp., 4.70%, 06/01/22	300,000	333,329
Wynn Las Vegas LLC, 5.38%, 03/15/22 (d)	1,209,000	1,311,765
		30,742,975

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CONSUMER STAPLES - 2.6%
Altria Group Inc.
7.75%, 02/06/14 (f)	1,000,000	1,053,915
9.70%, 11/10/18 (f)	338,000	473,836
9.25%, 08/06/19 (f)	338,000	471,585
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	4,000,000	5,276,556
Constellation Brands Inc. Term Loan, 3.00%, 06/28/20 (a) (g)	700,000	697,842
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,375,248
ESAL GmbH, 6.25%, 02/05/23 (b) (d)	250,000	248,500
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,291,648
Reynolds Group Issuer Inc., 7.13%, 04/15/19	1,900,000	2,047,250
Tesco Plc, 2.00%, 12/05/14 (b)	1,500,000	1,528,814
Wesfarmers Ltd., 2.98%, 05/18/16 (b)	1,000,000	1,053,210
Woolworths Ltd., 2.55%, 09/22/15 (b)	2,000,000	2,074,780
		20,593,184
ENERGY - 13.7%
AK Transneft OJSC Via TransCapitalInvest Ltd., 5.67%, 03/05/14	1,400,000	1,449,700
Anadarko Petroleum Corp., 8.70%, 03/15/19	3,000,000	4,050,303
Arch Coal Inc.
7.25%, 10/01/20 (d)	1,500,000	1,380,000
7.25%, 06/15/21 (d)	1,100,000	1,006,500
BG Energy Capital Plc, 4.00%, 10/15/21 (b)	3,000,000	3,361,458
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	5,010,000	5,946,715
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	100,000	109,480
CNPC General Capital Ltd., 1.45%, 04/16/16 (b) (d)	3,000,000	2,999,301
Concho Resources Inc., 5.50%, 04/01/23	2,500,000	2,662,500
Devon Energy Corp., 3.25%, 05/15/22	1,000,000	1,026,592
Enterprise Products Operating LLC
3.35%, 03/15/23	1,500,000	1,565,914
4.45%, 02/15/43	1,400,000	1,417,856
EP Energy LLC, 6.88%, 05/01/19	300,000	328,500
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (b)	2,700,000	2,925,450
6.21%, 11/22/16 (b)	650,000	730,015
8.15%, 04/11/18 (b)	900,000	1,102,500
9.25%, 04/23/19	1,000,000	1,302,500
Harvest Operations Corp., 6.88%, 10/01/17	620,000	694,400
Hiland Partners LP, 7.25%, 10/01/20 (b)	1,000,000	1,112,500
KazMunayGas National Co. JSC, 4.40%, 04/30/23 (b)	600,000	606,000
Lukoil International Finance BV, 3.42%, 04/24/18 (b)	800,000	814,400
MarkWest Energy Partners LP
5.50%, 02/15/23	1,300,000	1,426,750
4.50%, 07/15/23	1,900,000	1,980,750
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (c)	2,100,000	2,254,300
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (b)	1,250,000	1,375,000
NGPL PipeCo LLC
7.12%, 12/15/17 (b) (d)	2,600,000	2,707,250
9.63%, 06/01/19 (b) (d)	1,000,000	1,100,000
Northwest Pipeline GP, 6.05%, 06/15/18	2,000,000	2,421,510
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (b)	1,600,000	1,610,000
OGX Austria GmbH
8.50%, 06/01/18 (b) (d)	2,500,000	1,568,750
8.38%, 04/01/22 (b)	1,000,000	610,000
ONEOK Partners LP, 3.38%, 10/01/22	800,000	817,495
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (c) (d)	400,000	412,000
Petrobras International Finance Co.
7.88%, 03/15/19	1,000,000	1,243,476
5.38%, 01/27/21	700,000	772,987
6.88%, 01/20/40	3,500,000	4,179,248
Petrohawk Energy Corp., 6.25%, 06/01/19	2,000,000	2,252,500
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	678,522
6.88%, 05/01/18	500,000	610,041
7.50%, 01/15/20	2,100,000	2,710,170
3.95%, 07/15/22	1,375,000	1,467,390
Plains All American Pipeline LP
8.75%, 05/01/19	1,000,000	1,360,721
5.00%, 02/01/21	1,510,000	1,782,979
6.65%, 01/15/37	400,000	530,026
Pride International Inc.
8.50%, 06/15/19	900,000	1,196,772
6.88%, 08/15/20	2,400,000	3,050,174
7.88%, 08/15/40	300,000	448,542
Range Resources Corp., 5.00%, 03/15/23 (b)	225,000	239,625
Rockies Express Pipeline LLC
3.90%, 04/15/15 (b)	600,000	607,500
6.85%, 07/15/18 (b) (d)	4,000,000	4,100,000
6.00%, 01/15/19 (b) (d)	3,150,000	3,102,750
5.63%, 04/15/20 (b) (d)	1,697,000	1,588,816
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (b)	1,000,000	1,009,950
4.20%, 03/06/22 (b)	600,000	603,000
SandRidge Energy Inc., 8.13%, 10/15/22	200,000	213,000
Sibur Securities Ltd., 3.91%, 01/31/18 (c)	600,000	589,650
Southern Natural Gas Co. LLC, 4.40%, 06/15/21	2,000,000	2,228,278
Southwestern Energy Co., 4.10%, 03/15/22	1,125,000	1,213,863
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,860,516
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	505,838
Targa Resources Partners LP
6.88%, 02/01/21	50,000	55,625
6.38%, 08/01/22	2,300,000	2,570,250
5.25%, 05/01/23 (b)	1,030,000	1,091,800
TNK-BP Finance SA
7.50%, 07/18/16 (b)	1,300,000	1,490,125
7.88%, 03/13/18	2,000,000	2,410,000
7.88%, 03/13/18 (b)	1,500,000	1,807,500
Total Capital Canada Ltd., 0.66%, 01/15/16 (a) (d)	1,200,000	1,207,146
Transocean Inc., 6.00%, 03/15/18	1,000,000	1,156,032
Walter Energy Inc., 9.88%, 12/15/20 (b) (d)	910,000	991,900
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,055,636
		108,858,737
FINANCIALS - 30.0%
Ally Financial Inc.
3.48%, 02/11/14 (a)	2,000,000	2,017,080
4.50%, 02/11/14	500,000	511,250
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	682,654

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
American Express Co., 6.15%, 08/28/17	2,200,000	2,638,722
American International Group Inc., 5.05%, 10/01/15	3,000,000	3,281,847
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,216,728
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (b) (d)	1,000,000	1,096,000
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	800,000	802,800
Banco de Credito e Inversiones, 4.00%, 02/11/23 (c)	400,000	402,396
Banco do Brasil SA
3.88%, 10/10/22	4,000,000	3,974,000
5.88%, 01/19/23 (b)	1,300,000	1,420,250
Banco Santander Brasil SA
4.50%, 04/06/15 (b) (d)	1,000,000	1,044,000
4.25%, 01/14/16 (b)	2,000,000	2,097,000
4.63%, 02/13/17 (b)	4,300,000	4,579,500
Banco Santander Chile, 3.88%, 09/20/22 (c)	2,100,000	2,149,770
Bank of America Corp.
0.00%, 01/04/17 (h)	3,200,000	2,993,568
7.63%, 06/01/19	8,900,000	11,394,385
Banque PSA Finance SA
2.18%, 04/04/14 (a) (c)	200,000	198,421
6.00%, 07/16/14, EUR	1,000,000	1,365,688
3.88%, 01/14/15, EUR	1,200,000	1,605,547
4.38%, 04/04/16 (b)	2,000,000	2,020,000
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (e), GBP	2,800,000	6,015,192
BBVA Bancomer SA
6.50%, 03/10/21 (b)	2,700,000	3,078,000
6.75%, 09/30/22 (c)	150,000	172,500
BBVA US Senior SAU, 4.66%, 10/09/15	4,600,000	4,780,329
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,285,308
Caixa Economica Federal, 3.50%, 11/07/22 (c)	800,000	782,000
Cantor Commercial Real Estate Co. LP, 7.75%, 02/15/18 (b)	500,000	517,500
Caterpillar Financial Services Corp., 5.45%, 04/15/18	2,000,000	2,389,436
CIT Group Inc., 4.25%, 08/15/17	1,200,000	1,272,000
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (e)	1,300,000	1,361,750
1.07%, 04/01/16 (a)	5,000,000	5,020,125
0.86%, 05/31/17 (a), EUR	2,000,000	2,509,844
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.75%, 01/15/20 (b)	1,300,000	1,499,134
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	446,308
Eksportfinans ASA
2.38%, 05/25/16	500,000	480,000
5.50%, 06/26/17	700,000	730,961
Experian Finance Plc, 2.38%, 06/15/17 (c)	1,200,000	1,226,864
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	1,040,211
First American Financial Corp., 4.30%, 02/01/23	1,100,000	1,160,443
Ford Motor Credit Co. LLC
8.00%, 06/01/14	200,000	214,357
1.38%, 08/28/14 (a)	1,300,000	1,300,515
8.70%, 10/01/14	2,300,000	2,534,391
2.75%, 05/15/15	1,700,000	1,742,015
12.00%, 05/15/15	1,050,000	1,264,738
2.50%, 01/15/16	2,600,000	2,657,541
4.25%, 02/03/17	2,800,000	3,015,085
Goldman Sachs Group Inc.
5.95%, 01/18/18	6,400,000	7,474,496
2.38%, 01/22/18	2,000,000	2,038,300
6.15%, 04/01/18	500,000	590,735
HSBC Bank Plc, 4.13%, 08/12/20 (b)	4,000,000	4,468,268
HSBC Finance Corp., 6.68%, 01/15/21	3,900,000	4,719,207
ICICI Bank Ltd.
5.50%, 03/25/15	500,000	530,814
4.75%, 11/25/16 (b)	682,000	731,290
ING Bank NV, 2.00%, 09/25/15 (c)	1,000,000	1,016,900
International Lease Finance Corp., 6.75%, 09/01/16 (b)	4,000,000	4,550,000
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,498,729
Itau Unibanco Holding SA
6.20%, 12/21/21 (c) (d)	600,000	667,500
5.65%, 03/19/22 (b) (d)	2,900,000	3,117,500
5.13%, 05/13/23 (b)	2,000,000	2,077,500
JPMorgan Chase & Co., 6.40%, 10/02/17	8,000,000	9,596,752
JPMorgan Chase Bank NA
0.61%, 06/13/16 (a)	1,000,000	982,618
5.38%, 09/28/16, GBP	1,000,000	1,747,410
0.88%, 05/31/17 (a), EUR	3,500,000	4,529,124
6.00%, 07/05/17	1,000,000	1,172,544
6.00%, 10/01/17	7,000,000	8,281,042
Korea Development Bank, 3.00%, 09/14/22 (d)	1,000,000	1,006,083
Korea Exchange Bank, 3.13%, 06/26/17 (b) (d)	1,100,000	1,150,463
Lazard Group LLC, 7.13%, 05/15/15	2,800,000	3,089,772
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	1,500,000	2,464,001
LBG Capital No.2 Plc
7.63%, 12/09/19, GBP	300,000	491,635
15.00%, 12/21/19, GBP	900,000	2,034,112
15.00%, 12/21/19, EUR	500,000	961,374
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	3,300,000	3,883,206
6.88%, 04/25/18	2,500,000	3,039,235
Morgan Stanley
1.54%, 02/25/16 (a)	700,000	703,863
5.95%, 12/28/17	1,000,000	1,166,976
7.30%, 05/13/19	6,100,000	7,640,433
5.63%, 09/23/19	1,300,000	1,514,430
Nationstar Mortgage LLC
9.63%, 05/01/19 (b)	150,000	173,625
7.88%, 10/01/20 (b)	150,000	168,000
6.50%, 07/01/21 (b)	300,000	314,625
Nippon Life Insurance Co., 5.00%, 10/18/42 (a) (c)	600,000	627,514
Piper Jaffray Cos., 4.28%, 05/31/14 (a) (c) (g)	700,000	700,097
QBE Insurance Group Ltd., 2.40%, 05/01/18 (c)	1,100,000	1,107,073
RCI Banque SA, 3.50%, 04/03/18 (c)	1,100,000	1,111,982
RPI Finance Trust Term Loan B, 3.50%, 05/09/18 (a)	1,472,353	1,485,692
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17 (b)	1,100,000	1,176,450
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/19	1,500,000	1,651,875
6.13%, 02/07/22 (b)	1,500,000	1,711,875
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,552,597
SLM Corp.
5.38%, 05/15/14	1,300,000	1,350,766
6.25%, 01/25/16	2,300,000	2,501,250
8.45%, 06/15/18	1,500,000	1,761,406
8.00%, 03/25/20	3,800,000	4,392,918
7.25%, 01/25/22	1,000,000	1,112,500

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Springleaf Financial Funding Co. Term Loan, 5.50%, 05/10/17 (a)	2,023,375	2,029,708
SSIF Nevada LP, 0.98%, 04/14/14 (a) (b)	1,500,000	1,508,523
Standard Chartered Plc, 3.95%, 01/11/23 (c)	1,700,000	1,736,805
State Bank of India, 3.25%, 04/18/18 (c)	3,100,000	3,096,860
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (c)	248,752	258,363
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (f)	1,560,000	1,765,257
UBS AG, 5.88%, 12/20/17	582,000	692,664
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,444,889
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (a)	1,974,684	2,007,187
Weyerhaeuser Co.
7.38%, 10/01/19 (d)	2,800,000	3,541,642
7.38%, 03/15/32	1,700,000	2,321,678
Woodside Finance Ltd., 4.60%, 05/10/21 (b)	2,000,000	2,263,056
		238,491,342
HEALTH CARE - 2.3%
Amgen Inc.
4.50%, 03/15/20	2,800,000	3,216,945
4.10%, 06/15/21	700,000	786,182
3.88%, 11/15/21	1,100,000	1,218,193
3.63%, 05/15/22	700,000	760,329
5.15%, 11/15/41	600,000	687,749
Boston Scientific Corp., 4.50%, 01/15/15	3,000,000	3,174,366
Community Health Systems Inc., 5.13%, 08/15/18	1,300,000	1,391,000
Gilead Sciences Inc., 2.40%, 12/01/14	1,900,000	1,951,771
HCA Inc. Term Loan B-3, 3.55%, 05/01/18 (a)	2,500,000	2,499,525
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	1,500,000	1,622,640
Valeant Pharmaceuticals International Inc. Term Loan B, 3.50%, 02/13/19 (a)	997,500	1,007,475
		18,316,175
INDUSTRIALS - 2.4%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (c) (g)	994,792	1,016,191
ADT Corp.
3.50%, 07/15/22	100,000	100,505
4.13%, 06/15/23 (c)	600,000	629,879
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,074,341
Aviation Capital Group Corp.
4.63%, 01/31/18 (c)	1,400,000	1,460,348
7.13%, 10/15/20 (b)	1,500,000	1,723,366
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	760,000	799,900
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,953,985
4.38%, 09/01/42	1,000,000	1,035,518
CSX Corp., 4.75%, 05/30/42	500,000	538,347
Heathrow Funding Ltd., 2.50%, 06/25/15 (b)	1,100,000	1,132,282
Masco Corp., 7.13%, 03/15/20	1,000,000	1,164,745
Masonite International Corp., 8.25%, 04/15/21 (b)	325,000	364,000
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	1,000,000	1,084,323
3.38%, 03/15/18 (b)	1,000,000	1,066,895
USG Corp., 7.88%, 03/30/20 (c)	800,000	910,000
Verisk Analytics Inc., 4.13%, 09/12/22	1,875,000	1,983,889
		19,038,514
INFORMATION TECHNOLOGY - 1.0%
Autodesk Inc., 1.95%, 12/15/17	1,200,000	1,198,514
Dell Inc. 1st Lien Term Loan, 5.00%, 11/06/13 (a)	900,000	895,500
Dell Inc. 2nd Lien Term Loan, 6.25%, 11/06/13 (a)	500,817	498,313
Hewlett-Packard Co.
0.69%, 05/30/14 (a)	2,000,000	1,994,626
1.83%, 09/19/14 (a)	1,700,000	1,719,198
Symantec Corp., 3.95%, 06/15/22	1,400,000	1,455,799
		7,761,950
MATERIALS - 3.7%
Anglo American Capital Plc, 2.63%, 04/03/17 (b)	1,050,000	1,077,472
Barrick North America Finance LLC, 4.40%, 05/30/21	2,500,000	2,607,820
Building Materials Corp. of America, 6.75%, 05/01/21 (b)	1,230,000	1,362,225
Cemex SAB de CV
9.50%, 06/15/18 (b)	400,000	456,000
5.88%, 03/25/19 (b) (d)	1,200,000	1,221,000
Cliffs Natural Resources Inc., 4.88%, 04/01/21 (l)	1,500,000	1,514,646
Corp. Nacional del Cobre de Chile, 3.00%, 07/17/22 (b)	200,000	201,037
Dow Chemical Co., 8.55%, 05/15/19 (f)	1,000,000	1,348,323
Ecolab Inc.
2.38%, 12/08/14	800,000	821,102
4.35%, 12/08/21	2,000,000	2,252,452
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (c)	600,000	614,400
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	696,500	708,689
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,000,000	2,018,262
3.88%, 03/15/23 (c)	700,000	705,591
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,500,000	1,792,780
Glencore Finance Europe SA, 6.00%, 04/03/22 (i), GBP	500,000	916,306
Graphic Packaging International Inc., 4.75%, 04/15/21	200,000	208,000
LyondellBasell Industries NV, 5.75%, 04/15/24	600,000	722,910
Mongolian Mining Corp., 8.88%, 03/29/17 (b) (d)	700,000	716,660
New Gold Inc., 6.25%, 11/15/22 (b)	1,000,000	1,030,000
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (b)	2,000,000	2,085,812
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (c)	700,000	705,250
Walter Energy Inc., 8.50%, 04/15/21 (b) (d)	1,475,000	1,534,000
Westlake Chemical Corp., 3.60%, 07/15/22	1,200,000	1,234,734
Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (c)	1,700,000	1,729,094
		29,584,565
TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.
5.35%, 09/01/40	3,000,000	3,387,261
4.30%, 12/15/42 (b)	16,000	15,679
Crown Castle Towers LLC
5.50%, 01/15/17 (b)	1,500,000	1,716,826
6.11%, 01/15/20 (b)	500,000	614,412

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,600,000	2,755,873
Intelsat Jackson Holdings SA Term Loan, 4.50%, 04/02/18 (a)	1,393,000	1,410,413
Lynx I Corp., 5.38%, 04/15/21 (b)	3,000,000	3,202,500
MetroPCS Wireless Inc., 6.25%, 04/01/21 (b)	1,100,000	1,181,125
Telecom Italia Capital SA
5.25%, 11/15/13	200,000	204,100
6.18%, 06/18/14	1,000,000	1,050,196
4.95%, 09/30/14	400,000	417,375
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100,000	179,660
Telefonica Emisiones SAU
5.43%, 02/03/14, EUR	450,000	613,045
4.67%, 02/07/14, EUR	450,000	610,051
4.97%, 02/03/16, EUR	1,000,000	1,437,596
6.42%, 06/20/16	500,000	563,364
5.81%, 09/05/17, EUR	400,000	607,153
Telstra Corp. Ltd., 4.80%, 10/12/21 (b)	2,000,000	2,330,718
Verizon Wireless Capital LLC, 8.50%, 11/15/18	3,000,000	4,020,699
VimpelCom Holdings BV, 5.20%, 02/13/19 (b)	700,000	714,000
		27,032,046
UTILITIES - 3.2%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,277,736
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,724,066
Constellation Energy Group Inc., 5.15%, 12/01/20	2,500,000	2,893,955
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,400,000	1,707,976
Energy Future Intermediate Holding Co. LLC
6.88%, 08/15/17 (b)	3,000,000	3,180,000
10.00%, 12/01/20	1,400,000	1,603,000
ENN Energy Holdings Ltd., 6.00%, 05/13/21	800,000	937,384
IPALCO Enterprises Inc., 7.25%, 04/01/16 (b)	1,400,000	1,571,500
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,355,704
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,910,287
NRG Energy Inc., 6.63%, 03/15/23 (b)	2,000,000	2,180,000
Puget Energy Inc., 6.50%, 12/15/20	1,500,000	1,754,461
Tokyo Electric Power Co. Inc., 4.50%, 03/24/14, EUR	500,000	671,645
		25,767,714
Total Corporate Bonds and Notes (cost $504,349,026)		526,187,202

GOVERNMENT AND AGENCY OBLIGATIONS - 28.6%

GOVERNMENT SECURITIES - 25.7%
Municipals - 1.3%
City of New York, 5.97%, 03/01/36	1,000,000	1,309,020
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,696,951
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,361,950
New Jersey State Turnpike Authority, 7.10%, 01/01/41	1,420,000	2,085,341
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	1,158,670
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,243,460
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,209,410
		10,064,802
Sovereign - 5.1%
Italy Buoni Poliennali Del Tesoro, 4.75%, 06/01/17, EUR	15,350,000	21,927,497
Junta de Castilla y Leon
6.27%, 02/19/18, EUR	400,000	566,339
6.51%, 03/01/19, EUR	400,000	572,818
Russian Foreign Bond, 3.25%, 04/04/17 (b)	3,800,000	4,018,500
Spain Government Bond
3.40%, 04/30/14, EUR	1,500,000	2,019,478
3.75%, 10/31/15, EUR	1,000,000	1,370,669
3.25%, 04/30/16, EUR	750,000	1,015,270
4.50%, 01/31/18, EUR	3,000,000	4,223,065
Xunta de Galicia, 5.76%, 04/03/17, EUR	3,500,000	4,865,859
		40,579,495
U.S. Treasury Securities - 19.3%
U.S. Treasury Bond
3.13%, 02/15/42 (l)	13,800,000	14,498,625
3.00%, 05/15/42	3,600,000	3,686,062
2.75%, 08/15/42 - 11/15/42	18,700,000	18,139,656
U.S. Treasury Note
0.25%, 10/31/13 - 01/31/14	1,700,000	1,701,472
0.50%, 11/15/13	144,000	144,315
0.75%, 12/15/13	74,000	74,292
0.13%, 12/31/13	900,000	900,035
1.88%, 02/28/14	900,000	913,008
2.00%, 11/15/21 (l)	36,900,000	38,572,013
2.00%, 02/15/22 — 02/15/23	30,835,000	31,943,802
1.75%, 05/15/22	7,405,000	7,537,483
1.63%, 08/15/22 - 11/15/22	35,300,000	35,261,110
		153,371,873

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
4.00%, 01/01/41 - 05/01/42	6,975,295	7,469,558
4.00%, 05/15/43, TBA (j)	15,000,000	16,054,688
		23,524,246
Total Government and Agency Obligations (cost $221,200,228)		227,540,416

PURCHASED OPTIONS - 0.0%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	50	303,109

Total Purchased Options (cost $396,342)		303,109

SHORT TERM INVESTMENTS - 6.1%
Certificates of Deposit - 0.5%
Dexia Credit Local SA, 1.40%, 09/20/13	$4,000,000	4,010,035
Commercial Paper - 0.4%
Ford Motor Credit Co. LLC, 1.01%, 11/22/13	1,000,000	994,306
Itau Unibanco NY, 1.35%, 03/03/14	2,500,000	2,467,697
		3,462,003

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreements - 1.5%
Repurchase Agreement with BNP, 0.17% (Collateralized by $10,720,470 U.S. Treasury Inflation Indexed Note, 0.63%, due 07/15/21, value $12,231,039) acquired 04/30/13, due 05/01/13 at $11,700,055	11,700,000	11,700,000
Securities Lending Collateral - 3.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.16% (k)	3,000,000	3,000,000
Fidelity Institutional Money Market Portfolio, 0.14% (k)	20,000,000	20,000,000
Repurchase Agreement with CSI, 0.15% (Collateralized by $9,147,551 U.S. Treasury Note Strip, due 08/15/20-11/15/39, value $5,742,762) acquired on 04/30/13, due 05/01/13 at $5,630,168	$5,630,145	5,630,145
		28,630,145
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.14%, 01/09/14 (l)	487,000	486,683

Total Short Term Investments (cost $48,282,670)		48,288,866

Total Investments - 106.8% (cost $819,986,651)		849,194,046
Other Assets and Liabilities, Net - (6.8%)		(54,360,869)
Total Net Assets - 100.0%		$794,833,177

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of April 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $153,079,923.

(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)	All or portion of the security was on loan.
(e)	Perpetual maturity security.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Financial Statements.

(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of April 30, 2013.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of April 30, 2013, the total cost of investments purchased on a delayed delivery basis was $15,988,281.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2013.
(l)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

Investments by Country*:	Percentage of Total Long-Term Investments
Australia	1.9%
Belgium	0.7
Brazil	3.5
Canada	0.8
Cayman Islands	0.1
Chile	0.3
China	0.6
Colombia	0.1
France	0.9
Germany	0.7
India	0.5
Ireland	0.1
Israel	0.2
Italy	3.4
Japan	0.2
Kazakhstan	0.1
Luxembourg	0.3
Mexico	0.7
Mongolia	0.1
Netherlands	0.3
Norway	0.4
Peru	0.2
Russian Federation	3.3
South Korea	0.3
Spain	2.9
Switzerland	0.2
United Kingdom	4.0
United States	73.2
Total Long-Term Investments	100.0%

*            The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at April 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/2013	$1,004,740	$1,016,191	0.1%
ADT Corp., 4.13%, 06/15/23	01/08/2013	599,918	629,879	0.1
Aviation Capital Group Corp., 4.63%, 01/31/18	12/14/2011	1,425,245	1,460,348	0.2
BBVA Bancomer SA, 6.75%, 09/30/22	03/26/2013	172,103	172,500	—
Banco Santander Chile, 3.88%, 09/20/22	09/20/2012	2,131,657	2,149,770	0.3
Banco de Credito e Inversiones, 4.00%, 02/11/23	02/07/2013	397,152	402,396	0.1
Banque PSA Finance, 2.18%, 04/04/14	02/20/2013	198,958	198,421	—
CC Holdings GS V LLC, 2.38%, 12/15/17	12/12/2012	2,050,000	2,072,671	0.3
Caixa Economica Federal, 3.50%, 11/07/22	10/31/2012	796,533	782,000	0.1
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17	12/06/2012	600,000	614,400	0.1
Experian Finance Plc, 2.38%, 06/15/17	06/27/2012	1,195,467	1,226,864	0.2
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	02/28/2013	699,592	705,591	0.1
ING Bank NV, 2.00%, 09/25/15	09/19/2012	997,674	1,016,900	0.1
Itau Unibanco Holding SA, 6.20%, 12/21/21	03/21/2013	659,450	667,500	0.1
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19	12/12/2011	2,266,439	2,254,300	0.3
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21)	03/20/2013	400,404	403,818	0.1
Nippon Life Insurance Co., 5.00%, 10/18/42	10/12/2012	600,000	627,514	0.1
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18	02/12/2013	700,000	705,250	0.1
Pacific Rubiales Energy Corp., 5.13%, 03/28/23	03/25/2013	400,000	412,000	0.1
Piper Jaffray Cos., 4.28%, 05/31/14	11/30/2012	700,000	700,097	0.1
QBE Insurance Group Ltd., 2.40%, 05/01/18	04/25/2013	1,097,987	1,107,073	0.1
RCI Banque SA, 3.50%, 04/03/18	03/26/2013	1,098,319	1,111,982	0.1
SBA Tower Trust REMIC, 3.60%, 04/15/18	04/05/2013	2,300,000	2,317,664	0.3
SBA Tower Trust, 4.25%, 04/15/15	01/24/2012	1,022,019	1,040,809	0.1
SBA Tower Trust, 5.10%, 04/17/17	12/14/2011	1,063,509	1,117,217	0.1
Sibur Securities Ltd., 3.91%, 01/31/18	01/25/2013	600,000	589,650	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/09/2013	1,698,094	1,736,805	0.2
State Bank of India, 3.25%, 04/18/18	04/12/2013	3,097,043	3,096,860	0.4
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/2012	255,813	258,363	—
USG Corp., 7.88%, 03/30/20	01/15/2013	910,730	910,000	0.1
Volkswagen International Finance NV, 1.60%, 11/20/17	11/14/2012	1,495,093	1,515,288	0.2
Xstrata Finance Canada Ltd., 2.45%, 10/25/17	10/19/2012	1,697,423	1,729,094	0.2
		$34,331,362	$34,749,215	4.5%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
USD versus JPY Call Option, BNP	05/09/2013	96.50	1,900,000	$(26,338)
USD versus JPY Put Option, BNP	05/09/2013	89.00	1,900,000	(3)
			3,800,000	$(26,341)

Interest Rate Swaptions
Call Swaption, 3 month EURIBOR versus 0.40% fixed, BBP	03/14/2014	N/A	18	$(4,087)
Call Swaption, 3 month EURIBOR versus 0.40% fixed, BOA	03/12/2014	N/A	65	(14,871)
Call Swaption, 3 month EURIBOR versus 0.40% fixed, DUB	03/12/2014	N/A	38	(8,694)
Call Swaption, 3 month EURIBOR versus 0.40% fixed, GSB	03/12/2014	N/A	20	(4,576)
Call Swaption, 3 month LIBOR versus 0.75% fixed, BOA	09/03/2013	N/A	19	(1,937)
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	17	(1,732)
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSC	09/03/2013	N/A	110	(11,203)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	14	(7,785)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	29	(16,128)
Call Swaption, 3 month LIBOR versus 1.80% fixed, GSB	07/29/2013	N/A	63	(34,937)
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSC	07/29/2013	N/A	70	(38,773)
Put Swaption, 3 month EURIBOR versus 0.40% fixed, BBP	03/14/2014	N/A	18	(1,790)
Put Swaption, 3 month EURIBOR versus 0.40% fixed, BOA	03/12/2014	N/A	65	(6,463)
Put Swaption, 3 month EURIBOR versus 0.40% fixed, DUB	03/14/2014	N/A	38	(3,778)
Put Swaption, 3 month EURIBOR versus 0.40% fixed, GSB	03/12/2014	N/A	20	(1,988)
Put Swaption, 3 month LIBOR versus 1.25% fixed, BOA	09/03/2013	N/A	19	(2,487)
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	17	(2,221)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions (continued)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSC	09/03/2013	N/A	110	$(14,348)
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	(265,896)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	14	(288)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A	29	(596)
Put Swaption, 3 month LIBOR versus 2.65% fixed, GSB	07/29/2013	N/A	63	(1,301)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSC	07/29/2013	N/A	70	(1,449)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, BBP	07/24/2013	N/A	28	(1)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, BOA	07/24/2013	N/A	55	(2)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, CSI	07/24/2013	N/A	42	(2)
Put Swaption, 6 month EURIBOR versus 1.50% fixed, BOA	06/03/2013	N/A	48	—
Put Swaption, 6 month EURIBOR versus 1.50% fixed, CSI	06/03/2013	N/A	8	—
Put Swaption, 6 month EURIBOR versus 1.70% fixed, BBP	07/24/2013	N/A	52	(29)
Put Swaption, 6 month EURIBOR versus 1.70% fixed, DUB	07/24/2013	N/A	25	(14)
			1,392	$(447,376)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2012	896	$1,128,390
Options written during the period	3,801,692	490,590
Options closed during the period	(308)	(287,450)
Options expired during the period	(888)	(523,098)
Options outstanding at April 30, 2013	3,801,392	$808,432

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
3-Month Euro Euribor Interest Rate Future	March 2015	267	$189,929
			$189,929

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

BRL/USD	06/04/2013	CSI	BRL	8,796,120	$4,378,964	$(60,606)
BRL/USD	06/04/2013	CSI	BRL	3,686,624	1,835,308	(4,692)
CAD/USD	06/20/2013	CSI	CAD	107,000	106,084	2,062
CAD/USD	06/20/2013	BCL	CAD	3,533,000	3,502,756	66,721
EUR/USD	05/02/2013	DUB	EUR	1,550,000	2,041,273	53,657
EUR/USD	05/02/2013	BCL	EUR	1,450,000	1,909,578	15,488
KRW/USD	05/14/2013	DUB	KRW	811,976,000	736,954	(10,075)
MXN/USD	06/27/2013	UBS	MXN	52,120,281	4,272,315	223,037
MXN/USD	06/27/2013	MSC	MXN	26,863,741	2,202,029	49,572
MXN/USD	06/27/2013	BNP	MXN	4,276,000	350,505	(802)
NOK/USD	05/15/2013	BCL	NOK	7,391,000	1,281,056	(58,427)
PHP/USD	07/15/2013	UBS	PHP	32,250,000	781,149	(14,460)
RUB/USD	10/07/2013	BOA	RUB	57,003,200	1,783,303	32,591
SGD/USD	06/19/2013	UBS	SGD	1,908,977	1,549,894	8,644
USD/AUD	05/23/2013	BOA	AUD	(4,834,000)	(5,002,950)	34,078
USD/EUR	05/02/2013	BOA	EUR	(47,725,000)	(62,851,461)	(1,392,495)
USD/EUR	06/04/2013	BNP	EUR	(44,725,000)	(58,913,489)	(780,739)
USD/GBP	06/12/2013	BCL	GBP	(8,926,000)	(13,861,533)	(434,151)
USD/GBP	06/12/2013	BCL	GBP	(1,680,000)	(2,608,937)	(106,996)
USD/GBP	06/12/2013	DUB	GBP	(114,000)	(177,035)	(6,984)
USD/JPY	05/15/2013	BCL	JPY	(923,849,000)	(9,477,445)	(56,769)
					$(126,161,682)	$(2,441,346)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	3- Month South African Johannesburg Interbank Rate	Paying	6.00%	03/20/2018	ZAR	13,200,000	$33,959
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	22,600,000	64,292
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	54,800,000	158,197

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,200,000	$59,293
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	11,000,000	49,911
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	1,100,000	4,374
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,600,000	9,713
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,200,000	32,546
GSB	3- Month South African Johannesburg Interbank Rate	Paying	6.00%	09/19/2017	ZAR	17,000,000	28,469
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	100,000,000	(153,077)
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	16,800,000	6,157
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	8,500,000	603
GSB	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	8,500,000	28,359
GSB	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	39,000,000	119,758
GSB	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,300,000	34,559
MSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	240,000,000	779,982
MSC	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	20,000,000	40,093
MSC	Mexican Interbank Rate	Paying	5.25%	09/06/2019	MXN	78,900,000	234,134
							$1,531,322

Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Canadian Dealer Offered Rate	Paying	1.60%	06/16/2015	CAD	94,000,000	$129,000
N/A	6-Month Australian Bank Bill	Paying	4.00%	03/15/2023	AUD	13,200,000	248,345
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	620,000,000	(52,074)
							$325,271

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
BNP	Alcoa Inc., 5.72%, 02/23/2019	1.76%	1.00%	03/20/2017	$(1,000,000)	$(28,595)	$70,175
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.73%	1.00%	12/20/2017	(3,800,000)	46,994	115,932
BBP	CDX.NA.IG-17	N/A	1.00%	12/20/2016	(4,830,000)	92,271	80,464
MSS	CDX.NA.IG-17	N/A	1.00%	12/20/2021	(75,000)	(523)	589
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(8,200,000)	149,503	227,769
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2022	(12,200,000)	(128,313)	236,680
CSI	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(23,325,000)	425,263	511,397
DUB	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(2,000,000)	36,464	27,254
GSI	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(2,875,000)	52,417	68,846
MSS	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(13,210,000)	240,846	229,719
BNP	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(8,000,000)	123,600	122,000
BBP	Citigroup Inc., 6.13%, 05/15/2018	0.93%	1.00%	12/20/2017	(2,075,000)	6,521	60,747
CSI	Encana Corp. 4.75%, 10/15/2013	1.27%	1.00%	03/20/2018	(2,000,000)	(25,114)	3,711
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.91%	1.00%	06/20/2017	(4,100,000)	14,440	68,497
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.85%	1.00%	12/20/2016	(6,500,000)	36,097	137,323
CSI	Finmeccanica S.p.A, 5.75%, 12/12/2018	3.30%	5.00%	03/20/2018	(316,950)	99,854	28,599
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.92%	5.00%	12/20/2015	(1,050,000)	112,397	23,107
DUB	Ford Motor Co., 6.50%, 08/01/2018	1.52%	5.00%	12/20/2017	(800,000)	124,196	31,177
BBP	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.10%	1.00%	12/20/2017	(2,650,000)	(12,241)	93,874
CSI	HJ Heinz Co., 6.38%, 07/15/2028	1.25%	1.00%	03/20/2018	(100,000)	(1,212)	1,884
BBP	Kingdom of Spain, 5.50%, 07/30/2017	1.72%	1.00%	12/20/2015	(2,000,000)	(37,379)	80,428
GSI	MCDX.NA.20-V1	N/A	1.00%	06/20/2018	(1,200,000)	3,356	15,772
BBP	Metlife Inc., 4.75%, 02/08/2021	1.01%	1.00%	12/20/2017	(5,000,000)	(2,991)	187,109
BOA	Metlife Inc., 4.75%, 02/08/2021	1.01%	1.00%	12/20/2017	(900,000)	(538)	37,733
CSI	MGM Resorts International, 7.63%, 01/15/2017	3.83%	5.00%	03/20/2018	(1,000,000)	52,277	48,465
BOA	NRG Energy Inc., 8.50%, 06/15/2019	2.43%	5.00%	06/20/2017	(900,000)	91,412	135,231
GSI	NRG Energy Inc., 8.50%, 06/15/2019	2.43%	5.00%	06/20/2017	(1,600,000)	162,511	270,723

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3)
GSI	NRG Energy Inc., 8.50%, 06/15/2019	2.43%	5.00%	06/20/2017	(1,400,000)	142,197	$208,148
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.10%	1.00%	09/20/2022	(1,100,000)	(9,094)	28,917
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	0.84%	1.00%	03/20/2014	(3,800,000)	5,512	19,080
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.20%	1.00%	06/20/2015	(2,400,000)	(10,204)	10,612
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.16%	1.00%	03/20/2015	(700,000)	(2,068)	5,087
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.20%	1.00%	06/20/2015	(600,000)	(1,783)	127
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.16%	1.00%	12/20/2017	(1,500,000)	(10,834)	38,891
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.16%	1.00%	12/20/2017	(1,400,000)	(10,111)	32,491
BNP	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.77%	1.00%	03/20/2017	(2,000,000)	17,711	77,669
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.02%	1.00%	12/20/2016	(2,300,000)	(1,353)	124,058
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.19%	1.00%	09/20/2017	(900,000)	(7,503)	41,202
BBP	Sony Corporation, 1.57%, 06/19/2015	1.42%	1.00%	03/20/2018	(102,580)	(2,052)	5,158
BOA	Sony Corporation, 1.57%, 06/19/2015	1.42%	1.00%	03/20/2018	(102,580)	(2,052)	5,158
DUB	Sony Corporation, 1.57%, 06/19/2015	1.42%	1.00%	03/20/2018	(102,580)	(2,052)	5,397
GSI	Sony Corporation, 1.57%, 06/19/2015	1.42%	1.00%	03/20/2018	(512,899)	(10,261)	26,091
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	1.45%	1.00%	12/20/2015	(658,475)	(7,668)	17,234
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	1.45%	1.00%	12/20/2015	(395,085)	(4,600)	11,435
BOA	Tokyo Electric Power Co., 0.68%, 05/30/2013	1.21%	1.00%	12/20/2013	(820,639)	(1,111)	101,688
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.38%	1.00%	12/20/2016	(3,000,000)	68,008	62,474
BBP	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	03/20/2018	(1,000,000)	10,403	7,316
BNP	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	09/20/2017	(2,600,000)	34,449	72,107
CSI	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	09/20/2017	(100,000)	1,325	2,517
DUB	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	09/20/2017	(200,000)	2,650	4,939
GSI	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	09/20/2017	(1,300,000)	17,225	37,992
GSI	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	03/20/2018	(600,000)	6,242	3,738
MSC	United Mexican States, 5.95%, 03/19/2019	0.58%	1.00%	12/20/2016	(6,000,000)	92,404	180,051
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.90%	1.00%	03/20/2018	(1,400,000)	6,394	25,663
					$(148,701,788)	$1,955,287	$4,070,445

Centrally Cleared Credit Default Swap Agreements
Credit Default Swap Agreements - sell protection (3)
N/A	CDX.NA.IG-18	N/A	1.00%	06/20/2022	$(18,350,000)	$(166,401)	$463,929
N/A	CDX.NA.IG-18	N/A	1.00%	12/20/2022	(3,200,000)	(43,675)	48,346
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(11,050,000)	172,037	170,143
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(34,400,000)	423,940	112,077
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(36,600,000)	454,535	243,927
					$(103,600,000)	$840,436	$1,038,422

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized (Depreciation)
Centrally Cleared Credit Default Swap Agreements (continued)
Credit Default Swap Agreements - purchase protection (2)
N/A	iTraxx Europe Series 18	N/A	1.00%	12/20/2017	$11,389,950	$(73,230)	$(207,007)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2013

Curian/PIMCO Total Return Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	47.8%
U.S. Government Agency MBS	27.3
Financials	10.5
Non-U.S. Government Agency ABS	8.0
Health Care	1.3
Industrials	1.1
Energy	0.5
Consumer Staples	0.2
Telecommunication Services	0.2
Utilities	0.1
Materials	0.1
Consumer Discretionary	0.1
Short Term Investments	2.8
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.4%
Accredited Mortgage Loan Trust REMIC, 0.46%, 09/25/36 (a)	$10,000,000	$7,349,520
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.24%, 10/25/34 (a)	3,186,523	3,014,075
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.55%, 04/15/33 (a)	2,350,231	2,258,245
Banc of America Funding Trust REMIC, 4.99%, 02/20/35 (a)	890,512	893,388
Bear Stearns Asset Backed Securities I Trust REMIC, 0.69%, 09/25/35 (a)	6,000,000	3,944,532
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.47%, 01/12/45 (a)	700,000	804,956
Citigroup Commercial Mortgage Trust REMIC, 5.88%, 12/10/49 (a)	450,000	526,817
Citigroup Mortgage Loan Trust REMIC, 2.57%, 10/25/35 (a)	207,026	206,026
Countrywide Asset-Backed Certificates REMIC, 0.95%, 06/25/34 (a)	6,700,000	6,234,437
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	700,000	768,427
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18 (b)	160,911	184,244
7.75%, 12/17/19	306,779	352,796
Delta Funding Corp. Home Equity Loan Trust, 2.08%, 12/25/31 (a)	5,923,408	5,502,574
First Horizon Alternative Mortgage Securities Trust REMIC, 2.39%, 06/25/34 (a)	902,030	889,118
First Horizon Mortgage Pass-Through Trust REMIC, 2.58%, 06/25/35 (a)	3,021,211	2,915,266
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 03/10/39 (b)	1,200,000	1,371,524
GSAA Home Equity Trust REMIC, 0.47%, 06/25/35 (a)	1,088,656	1,067,071
GSR Mortgage Loan Trust REMIC, 2.66%, 09/25/35 (a)	2,224,326	2,287,056
Impac Secured Assets Trust REMIC, 0.37%, 01/25/37 (a)	14,175,353	11,146,179
Indymac Index Mortgage Loan Trust REMIC, 0.45%, 01/25/16 (a)	1,256,192	1,034,147
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,400,000	1,586,819
5.42%, 01/15/49	400,000	457,598
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	337,272	343,576
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,783,118	1,739,842
Lehman XS Trust REMIC, 0.38%, 07/25/37 (a)	9,876,930	6,601,325
Merit Securities Corp. REMIC, 0.82%, 04/28/27 (a) (c)	80,469	68,957
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,711,915
Morgan Stanley Capital I Trust REMIC, 5.81%, 12/12/49	1,000,000	1,176,254
Morgan Stanley Mortgage Loan Trust REMIC, 0.46%, 04/25/35 (a)	386,290	350,358
Morgan Stanley Re-REMIC Trust, 5.98%, 08/12/45 (a) (c)	1,500,000	1,728,760
MortgageIT Trust REMIC, 0.50%, 08/25/35 (a)	1,514,284	1,474,357
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	7,145,059	7,788,115
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.41%, 10/01/35 (a)	4,039,698	4,095,704
PHH Mortgage Capital LLC REMIC, 5.58%, 07/18/35 (a)	2,281,074	2,350,612
Provident Funding Mortgage Loan Trust REMIC, 2.93%, 10/25/35 (a)	1,482,367	1,439,878
SG Mortgage Securities Trust REMIC, 0.41%, 10/25/36 (a)	6,703,000	3,471,343
SLM Private Education Loan Trust, 1.30%, 08/15/23 (a) (c)	7,519,467	7,590,578
Soundview Home Loan Trust REMIC
0.44%, 07/25/36 (a)	1,900,000	1,068,210
0.33%, 12/25/36 (a)	784,545	750,824
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,143,158
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.47%, 08/25/35 (a)	496,404	496,784
1.38%, 11/25/42 (a)	5,634,265	5,373,703

Total Non-U.S. Government Agency Asset-Backed Securities (cost $98,237,996)		105,559,068

CORPORATE BONDS AND NOTES - 16.2%

CONSUMER DISCRETIONARY - 0.1%
Time Warner Cable Inc., 6.20%, 07/01/13	1,700,000	1,715,229

CONSUMER STAPLES - 0.2%
Cadbury Schweppes U.S. Finance LLC, 5.13%, 10/01/13 (c)	1,400,000	1,423,202
General Mills Inc., 5.25%, 08/15/13	700,000	709,678
		2,132,880
ENERGY - 0.6%
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (c)	600,000	650,100
8.15%, 04/11/18 (c)	1,100,000	1,347,500
Gazprom OAO Via White Nights Finance BV, 10.50%, 03/25/14	100,000	107,730
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (c)	475,000	527,250
Petrobras International Finance Co.
7.88%, 03/15/19	300,000	373,043
5.75%, 01/20/20	1,200,000	1,354,495
Petroleos Mexicanos, 8.00%, 05/03/19	200,000	260,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	800,000	945,026
TNK-BP Finance SA, 7.50%, 07/18/16	900,000	1,031,625
		6,596,769
FINANCIALS - 12.0%
Ally Financial Inc.
7.50%, 12/31/13	1,900,000	1,976,000
6.75%, 12/01/14	2,900,000	3,113,875
6.75%, 12/01/14	900,000	965,250
8.30%, 02/12/15	2,800,000	3,111,500
4.63%, 06/26/15	700,000	737,625
5.50%, 02/15/17	1,100,000	1,198,918
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,946,467
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,816,094
American International Group Inc.
8.25%, 08/15/18	2,500,000	3,241,977
8.18%, 05/15/58 (a)	5,600,000	7,574,000
ANZ New Zealand International Ltd., 6.20%, 07/19/13 (c)	800,000	810,117
Banco do Brasil SA
4.50%, 01/22/15 (c)	1,300,000	1,358,500
6.00%, 01/22/20 (c)	400,000	464,400
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (c)	2,900,000	3,045,000
Banco Santander Brasil SA
2.38%, 03/18/14 (a) (c)	7,700,000	7,681,651
4.25%, 01/14/16 (c)	1,000,000	1,048,500
Bank of America Corp., 0.89%, 05/23/17 (a), EUR	1,200,000	1,501,324
Barclays Bank Plc
2.38%, 01/13/14	400,000	405,097
5.20%, 07/10/14	200,000	210,510
BNP Paribas SA, 1.18%, 01/10/14 (a)	1,300,000	1,305,132
Cantor Fitzgerald LP, 7.88%, 10/15/19 (c)	850,000	886,777
Citigroup Inc.
5.00%, 09/15/14	4,900,000	5,137,131
1.99%, 05/15/18 (a)	500,000	519,774
Credit Agricole Home Loan SFH, 1.03%, 07/21/14 (a) (c)	1,800,000	1,803,920
Credit Agricole SA
8.13% (callable at 100 beginning 10/26/19) (d), GBP	700,000	1,144,575
1.73%, 01/21/14 (a) (e)	1,500,000	1,510,834
Dexia Credit Local SA, 2.75%, 04/29/14	2,100,000	2,134,297
Ford Motor Credit Co. LLC, 8.00%, 06/01/14	1,800,000	1,929,215
HBOS Plc
0.98%, 09/06/17 (a)	2,571,000	2,378,175
6.75%, 05/21/18 (c)	900,000	1,004,384
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	3,009,412
Industrial Bank of Korea, 3.75%, 09/29/16 (c)	1,500,000	1,605,892
International Lease Finance Corp., 6.63%, 11/15/13	1,300,000	1,337,375
Intesa Sanpaolo SpA
2.69%, 02/24/14 (a) (c)	1,700,000	1,708,871
3.13%, 01/15/16	600,000	599,782
JPMorgan Chase Capital XXIII, 1.29%, 05/15/47 (a)	3,878,000	3,048,302
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,686,473
Korea Development Bank, 8.00%, 01/23/14	100,000	104,880
LBG Capital No.1 Plc, 7.88%, 11/01/20 (e)	3,000,000	3,276,000
LBG Capital No.2 Plc, 11.25%, 09/14/23, GBP	400,000	720,754
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	17,297,916
6.88%, 04/25/18	2,800,000	3,403,943
Morgan Stanley
2.79%, 05/14/13 (a)	1,000,000	1,000,772
5.38%, 10/15/15	4,000,000	4,367,304
Nationwide Building Society, 6.25%, 02/25/20 (c)	1,400,000	1,689,660
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (c)	200,000	215,100
SLM Corp.
5.14%, 06/15/16	10,000,000	10,372,650
8.45%, 06/15/18	1,500,000	1,761,406
8.00%, 03/25/20	900,000	1,040,428
Societe Generale SA, 9.38%, (callable at 100 beginning 09/04/19) (d), EUR	1,200,000	1,832,525
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (b) (d)	5,600,000	5,901,000
		133,941,464
HEALTH CARE - 1.5%
HCA Inc., 7.25%, 09/15/20	1,150,000	1,275,062
HCA Inc. Extended Term Loan, 6.90%, 05/02/16 (a)	3,960,000	3,960,000
Sanofi SA, 0.59%, 03/28/14 (a)	2,500,000	2,507,255
Teva Pharmaceutical Finance Co. BV, 1.18%, 11/08/13 (a)	9,100,000	9,138,593
		16,880,910
INDUSTRIALS - 1.2%
Asciano Finance Ltd., 5.00%, 04/07/18 (c)	3,400,000	3,740,683
United Technologies Corp., 0.56%, 12/02/13 (a)	10,100,000	10,117,433
		13,858,116
MATERIALS - 0.2%
Gerdau Holdings Inc., 7.00%, 01/20/20 (c)	1,000,000	1,147,500
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (c)	200,000	192,384
GTL Trade Finance Inc.
7.25%, 10/20/17 (c)	300,000	347,250
7.25%, 10/20/17	200,000	231,500
		1,918,634
TELECOMMUNICATION SERVICES - 0.2%
Crown Castle Towers LLC, 5.50%, 01/15/17 (c)	100,000	114,455
Deutsche Telekom International Finance BV, 5.88%, 08/20/13	1,500,000	1,523,609
Vivendi SA, 2.40%, 04/10/15 (e)	400,000	407,528
		2,045,592
UTILITIES - 0.2%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (c)	200,000	229,000
Duke Energy Corp., 5.65%, 06/15/13	1,700,000	1,710,465
		1,939,465
Total Corporate Bonds and Notes (cost $167,790,241)		181,029,059

GOVERNMENT AND AGENCY OBLIGATIONS - 88.2%

GOVERNMENT SECURITIES - 56.6%
Federal Home Loan Mortgage Corp. - 4.0% (f)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 09/29/17	19,200,000	19,445,986
5.50%, 08/23/17	2,400,000	2,895,672
0.88%, 03/07/18	300,000	301,148

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.75%, 05/30/19	3,100,000	3,214,294
1.25%, 08/01/19 - 10/02/19	17,900,000	17,985,413
2.38%, 01/13/22	600,000	630,878
		44,473,391
Federal National Mortgage Association - 3.6% (f)
Federal National Mortgage Association
0.50%, 03/30/16	2,300,000	2,305,771
1.25%, 01/30/17 (g)	7,400,000	7,594,502
5.00%, 02/13/17 - 05/11/17	6,000,000	7,036,693
1.13%, 04/27/17	900,000	918,273
5.38%, 06/12/17	4,800,000	5,730,072
0.88%, 08/28/17 - 02/08/18	16,800,000	16,884,806
		40,470,117
Municipals - 4.2%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	3,350,094
Bay Area Toll Authority, RB - Series S1
7.04%, 04/01/50	2,000,000	2,959,560
6.91%, 10/01/50	1,000,000	1,466,610
City of New York, 5.00%, 08/01/24	9,100,000	11,263,525
Las Vegas Valley Water District, 7.26%, 06/01/34	10,000,000	11,611,700
Metropolitan Transportation Authority, 5.00%, 11/15/26	1,500,000	1,822,005
New Jersey State Turnpike Authority, 7.10%, 01/01/41	2,000,000	2,937,100
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	2,000,000	2,566,200
New York State Dormitory Authority, 5.00%, 12/15/25 - 03/15/29	2,500,000	3,031,133
Ohio Higher Educational Facility Commission, 5.00%, 01/01/38	1,200,000	1,350,612
State of California
7.63%, 03/01/40	1,800,000	2,694,816
7.60%, 11/01/40	1,000,000	1,517,280
State of Iowa, 6.75%, 06/01/34	400,000	479,408
		47,050,043
Sovereign - 8.4%
Italy Buoni Poliennali del Tesoro
4.25%, 08/01/14, EUR	100,000	136,953
6.00%, 11/15/14, EUR	100,000	141,415
2.50%, 03/01/15, EUR	1,100,000	1,478,850
4.50%, 07/15/15, EUR	6,200,000	8,659,457
3.75%, 08/01/15 - 04/15/16, EUR	4,200,000	5,825,886
4.75%, 09/15/16 - 06/01/17, EUR	12,500,000	17,851,534
4.00%, 02/01/17, EUR	800,000	1,116,131
Italy Certificati di Credito del Tesoro, 0.00%, 05/30/14 (h), EUR	5,200,000	6,785,824
Mexico Bonos
6.25%, 06/16/16, MXN	9,300,000	814,980
10.00%, 12/05/24, MXN	39,700,000	4,871,572
Province of Ontario, Canada
3.15%, 06/02/22, CAD	4,500,000	4,704,844
2.45%, 06/29/22	5,300,000	5,407,177
2.85%, 06/02/23, CAD	3,100,000	3,132,709
4.60%, 06/02/39, CAD	2,000,000	2,376,038
Province of Quebec, Canada
4.50%, 12/01/18 - 12/01/19, CAD	7,200,000	8,145,489
4.25%, 12/01/21, CAD	2,600,000	2,931,733
3.50%, 12/01/22, CAD	1,300,000	1,384,056
Qatar Government International Bond, 6.40%, 01/20/40 (c)	600,000	816,000
Spain Government Bond
4.00%, 07/30/15, EUR	10,000,000	13,759,893
3.75%, 10/31/15, EUR	2,600,000	3,563,739
3.15%, 01/31/16, EUR	200,000	270,449
		94,174,729
Treasury Inflation Index Securities - 6.1%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (i)	7,189,239	7,805,529
2.13%, 01/15/19 (i)	540,675	653,119
1.88%, 07/15/19 (i)	869,872	1,055,604
1.38%, 01/15/20 (i)	858,896	1,015,778
1.25%, 07/15/20 (i)	638,742	758,556
1.13%, 01/15/21 (i)	212,264	249,377
0.63%, 07/15/21 (g) (i)	7,107,621	8,117,123
2.38%, 01/15/25 - 01/15/27 (i)	10,921,222	14,891,596
2.00%, 01/15/26 (i)	7,018,440	9,213,892
1.75%, 01/15/28 (i)	11,968,668	15,460,156
0.75%, 02/15/42 (i)	8,219,680	8,918,353
0.63%, 02/15/43 (i)	100,981	105,549
		68,244,632
U.S. Treasury Securities - 30.3%
U.S. Treasury Note
0.75%, 12/31/17 - 03/31/18	52,700,000	52,965,625
0.88%, 01/31/18	5,200,000	5,259,311
0.63%, 04/30/18	12,200,000	12,168,549
1.13%, 05/31/19 - 04/30/20	18,800,000	18,872,285
1.00%, 06/30/19 (g)	106,700,000	107,200,210
0.88%, 07/31/19 (g)	84,300,000	83,937,763
1.00%, 08/31/19 - 09/30/19	6,300,000	6,312,775
1.25%, 10/31/19	5,100,000	5,184,068
1.38%, 01/31/20	1,600,000	1,634,000
2.13%, 08/15/21	1,400,000	1,481,593
1.75%, 05/15/22	8,600,000	8,753,863
1.63%, 08/15/22 - 11/15/22	21,300,000	21,347,398
2.00%, 02/15/23	13,800,000	14,203,222
		339,320,662
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.6%
Federal Home Loan Mortgage Corp. - 4.0%
4.50%, 03/01/28 - 12/01/41	14,709,136	15,785,364
5.50%, 09/01/33 - 03/01/40	7,959,783	8,611,421
4.00%, 01/01/41	10,355,181	11,061,032
REMIC, 0.92%, 05/15/37 (a)	1,984,384	1,990,950
REMIC, 5.00%, 08/15/38	6,746,000	7,449,163
		44,897,930
Federal National Mortgage Association - 27.2%
Federal National Mortgage Association
3.50%, 08/01/20 - 12/01/26	43,313,968	46,037,432
3.00%, 07/01/21 - 10/01/27	13,580,379	14,373,032
3.89%, 07/01/21	1,200,000	1,360,578
3.16%, 05/01/22	795,266	862,692
2.31%, 08/01/22	300,000	306,641
2.50%, 07/01/27	1,351,032	1,414,024
2.87%, 09/01/27	800,000	793,134
2.50%, 05/15/28, TBA (j)	7,000,000	7,319,375
3.50%, 05/15/28 - 05/15/43, TBA (j)	26,000,000	27,637,345
4.00%, 05/15/28 - 06/15/43, TBA (j)	20,000,000	21,400,000
3.00%, 06/15/28 - 05/15/43, TBA (j)	78,000,000	82,288,285
4.50%, 04/01/29 - 01/01/42	17,982,675	19,440,605
4.00%, 10/01/30 - 05/01/42	13,024,433	13,965,912
5.50%, 01/01/33 - 08/01/37	24,526	26,819
5.00%, 12/01/35 - 05/01/38	8,561,530	9,313,935
4.00%, 05/13/43, TBA (j) (k)	7,000,000	7,492,188
4.50%, 05/13/43, TBA (j) (k)	4,000,000	4,312,500
5.00%, 05/13/43, TBA (j) (k)	10,000,000	10,826,562
5.50%, 05/13/43, TBA (j) (k)	10,000,000	10,873,438
6.00%, 05/13/43, TBA (j) (k)	14,000,000	15,301,563
5.50%, 06/15/43, TBA (j)	9,000,000	9,786,094
		305,132,154

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Government National Mortgage Association - 0.4%
Government National Mortgage Association, 3.00%, 05/15/43, TBA (j)	4,000,000	4,256,250

Total Government and Agency Obligations (cost $971,974,004)		988,019,908

PREFERRED STOCKS - 0.4%

FINANCIALS - 0.4%
Wells Fargo & Co., Convertible Preferred, 7.50% (d)	3,200	4,223,200

Total Preferred Stocks (cost $3,557,200)		4,223,200

SHORT TERM INVESTMENTS - 3.3%

Repurchase Agreements - 2.7%
Repurchase Agreement with BNP, 0.17% (Collateralized by $31,071,200 U.S. Treasury Note, 0.25%, due 07/14/21, value $31,080,665) acquired 04/30/13, due 05/01/13 at $30,500,144	$30,500,000	30,500,000
Securities Lending Collateral - 0.6%
Fidelity Institutional Money Market Portfolio, 0.14% (l)	3,000,000	3,000,000
Repurchase Agreement with CSI, 0.15% (Collateralized by $5,092,764 U.S. Treasury Note Strip, due 08/15/20-11/15/39, value $3,197,198) acquired on 04/30/13, due 05/01/13 at $3,134,513	$3,134,500	3,134,500
		6,134,500
Total Short Term Investments (cost $36,634,500)		36,634,500

Total Investments - 117.5% (cost $1,278,193,906)		1,315,465,735
Total Forward Sales Commitments - (0.1%) (proceeds $1,076,719)		(1,078,125)
Other Assets and Liabilities, Net - (17.4%)		(194,736,110)
Total Net Assets - 100.0%		$1,119,651,500

FORWARD SALES COMMITMENTS - 0.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 4.50%, 05/15/43	$1,000,000	$1,078,125

Total Government and Agency Obligations - 0.1% (proceeds $1,076,719)		$1,078,125

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of April 30, 2013.
(b)	All or portion of the security was on loan.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $43,246,393.

(d)	Perpetual maturity security.
(e)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(f)	The securities in this category are direct debt of the agency and not collateralized by mortgages.
(g)	All or a portion of the securities or cash is pledged or segregated as collateral. See Pledged or Segregated Collateral note in the Notes to Financial Statements.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of April 30, 2013, the total cost of investments purchased on a delayed delivery basis was $255,339,023.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Financial Statements.

(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2013.

See accompanying Notes to Financial Statements.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at April 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Credit Agricole SA, 1.73%, 01/21/14	12/05/2011	$1,462,413	$1,510,834	0.1%
LBG Capital No.1 Plc, 7.88%, 11/01/20	11/04/2012	2,375,125	3,276,000	0.3
Vivendi SA, 2.40%, 04/10/15	04/04/2012	399,985	407,528	0.1
		$4,237,523	$5,194,362	0.5%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
USD versus JPY Put Option, BNP	07/05/2013	95.00	2,600,000	$(24,470)
			2,600,000	$(24,470)
Interest Rate Swaptions
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	14	$(3,179)
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	57	(13,041)
Call Swaption, 3 month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	14	(3,203)
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	45	(4,585)
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSC	09/03/2013	N/A	151	(15,378)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	12	(6,673)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	25	(13,903)
Call Swaption, 3 month LIBOR versus 1.80% fixed, DUB	07/29/2013	N/A	45	(24,971)
Call Swaption, 3 month LIBOR versus 1.80% fixed, GSB	07/29/2013	N/A	165	(91,501)
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSC	07/29/2013	N/A	47	(26,033)
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	14	(1,392)
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	57	(5,667)
Put Swaption, 3 month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	14	(1,392)
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	45	(5,880)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSC	09/03/2013	N/A	151	(19,696)
Put Swaption, 3 month LIBOR versus 1.40% fixed, BOA	09/03/2013	N/A	277	(16,866)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	09/03/2013	N/A	107	(6,521)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	12	(247)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A	25	(514)
Put Swaption, 3 month LIBOR versus 2.65% fixed, DUB	07/29/2013	N/A	45	(928)
Put Swaption, 3 month LIBOR versus 2.65% fixed, GSB	07/29/2013	N/A	165	(3,409)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSC	07/29/2013	N/A	47	(973)
Put Swaption, 6 month Euribor versus 1.15% fixed, BOA	07/24/2013	N/A	52	(2)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	3	—
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	18	(10)
Put Swaption, 6 month Euribor versus 1.70% fixed, DUB	07/24/2013	N/A	7	(4)
			1,614	$(265,968)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2012	1,825	$582,400
Options written during the period	8,503,272	826,177
Options closed during the period	(967)	(121,865)
Options expired during the period	(5,902,516)	(758,486)
Options outstanding at April 30, 2013	2,601,614	$528,226

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
3-Month Euro Euribor Interest Rate Future	December 2014	15	$15,375
3-Month Euro Euribor Interest Rate Future	March 2015	14	6,882
3-Month Euro Euribor Interest Rate Future	June 2015	13	7,760
90-Day Eurodollar Future	September 2013	24	5,644
90-Day Eurodollar Future	December 2013	31	9,239
90-Day Eurodollar Future	December 2014	13	5,516
90-Day Eurodollar Future	March 2015	36	9,829
90-Day Eurodollar Future	June 2015	561	466,686
90-Day Eurodollar Future	September 2015	92	59,475
90-Day Eurodollar Future	December 2015	346	116,960
90-Day Eurodollar Future	March 2016	101	38,811
90-Day Eurodollar Future	June 2016	7	2,526
90-Day Eurodollar Future	September 2016	5	1,840
U.S. Treasury Note Future, 10-Year	June 2013	50	26,075
			$772,618

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

BRL/USD	06/04/2013	CSI	BRL	11,882,890	$5,915,647	$(81,875)
EUR/USD	05/02/2013	GSC	EUR	1,370,000	1,804,222	5,915
EUR/USD	06/04/2013	CSI	EUR	1,510,000	1,989,030	18,118
EUR/USD	06/04/2013	DUB	EUR	2,750,000	3,622,406	45,932
EUR/USD	06/04/2013	CSI	EUR	2,870,000	3,780,474	47,976
EUR/USD	06/04/2013	CSI	EUR	990,000	1,304,066	14,096
IDR/USD	08/12/2013	BNP	IDR	1,984,000,000	201,366	1,366
MXN/USD	06/27/2013	UBS	MXN	36,973,937	3,030,764	158,221
MXN/USD	06/27/2013	MSC	MXN	13,659,250	1,119,653	19,653
MXN/USD	06/27/2013	UBS	MXN	31,073,000	2,547,063	17,656
MXN/USD	06/27/2013	BNP	MXN	3,111,000	255,010	(583)
MYR/USD	07/15/2013	CSI	MYR	609,200	199,140	(860)
MYR/USD	07/15/2013	BCL	MYR	304,000	99,374	(626)
MYR/USD	07/15/2013	BCL	MYR	304,800	99,635	(364)
MYR/USD	07/15/2013	BCL	MYR	304,250	99,456	(544)
USD/CAD	06/20/2013	DUB	CAD	(22,498,000)	(22,305,410)	(454,418)
USD/EUR	12/16/2013	BOA	EUR	(12,300,000)	(16,228,078)	(703,018)
USD/EUR	06/02/2014	CSI	EUR	(200,000)	(264,201)	(10,601)
USD/EUR	08/01/2014	BNP	EUR	(100,000)	(132,100)	(5,540)
USD/EUR	09/04/2013	BOA	EUR	(100,000)	(131,816)	(6,176)
USD/EUR	11/01/2013	CSI	EUR	(14,287,870)	(18,842,759)	(379,688)
USD/EUR	06/21/2013	BNP	EUR	(9,832,510)	(12,953,307)	(10,283)
USD/EUR	09/20/2013	UBS	EUR	(388,662)	(512,387)	(1,889)
USD/EUR	05/02/2013	BOA	EUR	(28,854,000)	(37,999,289)	(841,886)
USD/EUR	05/02/2013	CSI	EUR	(1,132,000)	(1,490,788)	(39,745)
USD/EUR	05/02/2013	BCL	EUR	(300,000)	(395,085)	(4,457)
USD/EUR	05/02/2013	DUB	EUR	(300,000)	(395,085)	(2,193)
USD/EUR	06/04/2013	BNP	EUR	(29,216,000)	(38,484,438)	(510,007)
USD/GBP	06/12/2013	BCL	GBP	(1,886,000)	(2,928,843)	(91,733)
USD/GBP	06/12/2013	UBS	GBP	(578,000)	(897,599)	(29,336)
USD/IDR	08/12/2013	UBS	IDR	(1,984,000,000)	(201,366)	(1,023)
USD/JPY	05/15/2013	BCL	JPY	(458,171,000)	(4,700,217)	(28,154)
USD/JPY	07/18/2013	CSI	JPY	(39,800,000)	(408,443)	(2,008)
USD/JPY	07/18/2013	BNP	JPY	(129,100,000)	(1,324,876)	(6,816)
					$(134,528,781)	$(2,884,890)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation/ (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,000,000	$39,708
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	10,000,000	43,473
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000,000	150,704
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	7,441
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	4,000,000	14,842
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	7,892
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	7,132
BBP	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	500,000	1,200
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	1,200,000	7,999
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	7,000,000	24,295
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	1,400,000	5,573
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	600,000	2,981
GSB	Brazil Interbank Deposit Rate	Paying	9.10%	01/02/2017	BRL	900,000	5,990
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000,000	22,168

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	3,000,000	$11,329
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	600,000	3,275
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	3,100,000	12,569
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	400,000	2,748
							$371,319
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		99,700,000	$101,913
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043		36,700,000	(1,556,513)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		61,600,000	287,548
							$(1,167,052)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Rate (6)	Expiration Date	Notional Amount (1),(5)	Value(4)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
BBP	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.15%	1.00%	12/20/2013	$(300,000)	$1,645	$298
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.65%	1.00%	06/20/2017	(900,000)	12,934	33,390
CSI	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.65%	1.00%	06/20/2017	(700,000)	10,060	25,378
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.31%	1.00%	09/20/2015	(100,000)	1,649	2,737
BOA	Comcast Corp., 5.30%, 01/15/2014	0.16%	1.00%	09/20/2015	(100,000)	2,218	1,608
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.85%	1.00%	12/20/2016	(2,500,000)	13,884	66,272
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.91%	1.00%	06/20/2017	(900,000)	3,170	13,432
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.51%	1.00%	03/20/2017	(2,000,000)	37,789	49,838
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.51%	1.00%	03/20/2017	(300,000)	5,668	7,341
GSI	MCDX.NA.20-V1	N/A	1.00%	06/20/2023	(1,000,000)	(27,066)	17,527
BBP	Metlife Inc., 4.75%, 02/08/2021	1.01%	1.00%	12/20/2017	(7,400,000)	(4,427)	310,473
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.70%	1.00%	09/20/2013	(5,000,000)	6,013	14,783
BBP	Republic of Indonesia, 7.25%, 04/20/2015	1.10%	1.00%	09/20/2017	(2,000,000)	(8,750)	61,099
CSI	Republic of Indonesia, 7.25%, 04/20/2015	1.10%	1.00%	09/20/2017	(700,000)	(3,062)	21,078
DUB	Republic of Indonesia, 7.25%, 04/20/2015	0.81%	1.00%	09/20/2016	(1,200,000)	7,494	52,756
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.02%	1.00%	06/20/2017	(400,000)	(336)	10,516
MSS	Republic of Indonesia, 7.25%, 04/20/2015	1.02%	1.00%	06/20/2017	(1,700,000)	(1,427)	45,400
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.48%	1.00%	09/20/2015	(200,000)	2,512	5,662
BOA	The Republic of Italy, 6.88%, 09/27/2023	2.45%	1.00%	03/20/2018	(100,000)	(6,566)	1,007
DUB	The Republic of Italy, 6.88%, 09/27/2023	2.45%	1.00%	03/20/2018	(100,000)	(6,566)	964
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.43%	1.00%	09/20/2015	(100,000)	1,498	3,741
BBP	United Mexican States, 5.95%, 03/19/2019	0.64%	1.00%	06/20/2017	(600,000)	8,831	13,106
BNP	United Mexican States, 5.95%, 03/19/2019	0.64%	1.00%	06/20/2017	(2,900,000)	42,681	59,431
BNP	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	09/20/2017	(100,000)	1,325	3,548
DUB	United Mexican States, 5.95%, 03/19/2019	0.58%	1.00%	12/20/2016	(1,500,000)	23,101	54,060

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Rate (6)	Expiration Date	Notional Amount (1),(5)	Value(4)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2)
DUB	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	03/20/2018	$(4,400,000)	$45,775	$38,070
MSS	United Mexican States, 5.95%, 03/19/2019	0.64%	1.00%	06/20/2017	(1,500,000)	22,077	42,247
					$(38,700,000)	$192,124	$955,762

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2013

Curian/WMC International Equity Fund

Portfolio Composition:	Percentage of Total Investments
Financials	25.2%
Industrials	12.7
Consumer Staples	10.3
Consumer Discretionary	8.6
Health Care	8.6
Utilities	5.9
Materials	5.7
Energy	5.1
Information Technology	4.9
Telecommunication Services	2.3
Investment Companies	2.1
Short Term Investments	8.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 95.3%
AUSTRALIA - 2.0%
Transurban Group (a)	367,103	$2,596,999
Westfield Group (a)	274,144	3,316,084
		5,913,083
AUSTRIA - 0.6%
Erste Group Bank AG (b)	53,896	1,689,299

BELGIUM - 3.6%
Anheuser-Busch InBev NV (a)	95,833	9,206,735
Umicore SA (a)	35,771	1,657,850
		10,864,585
BRAZIL - 1.6%
Banco Santander Brasil SA - ADR	128,000	949,760
BR Properties SA	29,600	328,141
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	185,100	2,646,930
Mills Estruturas e Servicos de Engenharia SA	54,600	897,287
		4,822,118
CANADA - 4.9%
Canadian National Railway Co.	75,600	7,401,289
MEG Energy Corp. (b)	7,600	217,412
MEG Energy Corp. (b)	29,500	843,903
Suncor Energy Inc.	63,900	1,992,257
Tim Hortons Inc.	79,300	4,296,187
		14,751,048
CHINA - 4.5%
China Construction Bank Corp. - Class H	3,458,000	2,902,336
China Pacific Insurance Group Co. Ltd. - Class H	1,278,200	4,606,940
ENN Energy Holdings Ltd.	308,000	1,783,186
Lenovo Group Ltd. (a)	3,214,000	2,940,105
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	368,000	354,497
Sinopharm Group Co. Ltd. - Class H	154,000	458,922
Zhongsheng Group Holdings Ltd. (a)	416,000	578,862
		13,624,848
COLOMBIA - 0.4%
Cemex Latam Holdings SA (b)	154,147	1,081,090

FINLAND - 1.0%
Kone Oyj - Class B	34,472	3,046,929
Nokian Renkaat Oyj (a)	2,393	103,952
		3,150,881
FRANCE - 14.1%
Accor SA	75,223	2,490,748
Air Liquide SA	55,748	7,063,063
AXA SA	340,763	6,381,342
BNP Paribas SA	97,620	5,443,089
Bureau Veritas SA	14,408	1,765,433
Cie Generale d’Optique Essilor International SA	26,990	3,041,031
Pernod-Ricard SA	26,278	3,255,063
Renault SA (a)	14,239	982,703
Rexel SA	155,098	3,416,014
Safran SA	53,528	2,631,208
Unibail-Rodamco SE (a)	23,765	6,212,520
		42,682,214
GERMANY - 1.2%
Brenntag AG	10,753	1,836,195
Continental AG	5,029	598,189
Deutsche Wohnen AG	64,006	1,128,787
		3,563,171
HONG KONG - 3.3%
AIA Group Ltd.	1,108,200	4,929,783
Link REIT	255,500	1,448,377
MGM China Holdings Ltd.	88,000	207,731
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H (b)	231,000	417,153
Shangri-La Asia Ltd.	732,735	1,419,601
Skyworth Digital Holdings Ltd.	1,532,000	1,265,486
Sun Hung Kai Properties Ltd.	28,705	415,077
		10,103,208
INDIA - 0.9%
ITC Ltd. - GDR (a)	75,950	464,738
Reliance Industries Ltd.	123,402	1,807,784
United Spirits Ltd. - GDR	26,387	541,443
		2,813,965
IRELAND - 1.1%
CRH Plc	157,353	3,385,122

ISRAEL - 0.6%
Teva Pharmaceutical Industries Ltd. - ADR	45,200	1,730,708

ITALY - 3.8%
Intesa Sanpaolo SpA	1,091,718	1,982,689
Mediaset SpA	527,583	1,366,096
Snam SpA	1,661,068	8,174,326
		11,523,111
JAPAN - 18.5%
AEON Co. Ltd.	144,900	2,051,401
Aisin Seiki Co. Ltd.	80,000	2,887,744
Daiichi Sankyo Co. Ltd.	51,700	1,011,599
Daito Trust Construction Co. Ltd.	13,700	1,328,367
Eisai Co. Ltd.	73,400	3,349,549
FamilyMart Co. Ltd.	78,900	3,605,772
FANUC Corp.	7,300	1,101,951
Honda Motor Co. Ltd.	58,900	2,350,255
Japan Tobacco Inc.	137,900	5,212,791
Mitsubishi Electric Corp.	349,000	3,327,152
Mitsubishi UFJ Financial Group Inc.	913,400	6,197,277
Mitsui Fudosan Co. Ltd.	60,000	2,041,982
Nomura Holdings Inc.	331,100	2,705,982
Omron Corp.	33,100	1,045,625
Rakuten Inc.	251,900	2,686,854
Shizuoka Bank Ltd.	165,000	2,019,664
Softbank Corp.	45,500	2,256,524
T&D Holdings Inc.	189,100	2,202,683

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
THK Co. Ltd.	64,800	1,364,766
Tokio Marine Holdings Inc.	126,800	4,029,664
Toshiba Corp.	621,000	3,424,303
		56,201,905
MALAYSIA - 0.1%
AirAsia Bhd	377,500	363,845

MEXICO - 0.6%
Fibra Uno Administracion SA de CV	348,600	1,339,588
Mexico Real Estate Management SA de CV (b)	192,900	466,272
		1,805,860
NETHERLANDS - 0.8%
ASML Holding NV - NYRS (a)	14,560	1,082,827
NXP Semiconductors NV (b)	54,150	1,491,833
		2,574,660
NORWAY - 0.4%
Algeta ASA (a) (b)	35,875	1,219,118

PANAMA - 0.5%
Copa Holdings SA - Class A	12,300	1,544,634

POLAND - 0.2%
Alior Bank SA (b)	30,992	696,372

PORTUGAL - 1.5%
Banco Espirito Santo SA (b)	474,694	543,903
Galp Energia SGPS SA	151,574	2,429,236
Portugal Telecom SGPS SA (a)	295,384	1,541,259
		4,514,398
RUSSIAN FEDERATION - 0.3%
Sberbank of Russia - ADR	63,900	824,740

SOUTH KOREA - 0.6%
Samsung Electronics Co. Ltd.	1,339	1,851,864

SPAIN - 1.3%
Banco Bilbao Vizcaya Argentaria SA	989	9,628
Telefonica SA	257,365	3,768,420
		3,778,048
SWEDEN - 1.5%
Assa Abloy AB - Class B	114,709	4,590,515

SWITZERLAND - 8.8%
Cie Financiere Richemont SA	22,612	1,829,960
Givaudan SA	2,058	2,650,353
Julius Baer Group Ltd.	127,558	5,085,020
Partners Group Holding AG	2,531	649,366
Roche Holding AG	47,025	11,772,267
Swiss Re AG	28,595	2,275,636
UBS AG	142,400	2,540,191
		26,802,793
TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,169,000	4,338,663

UNITED ARAB EMIRATES - 0.3%
NMC Health Plc (b)	170,023	818,726

UNITED KINGDOM - 14.1%
Aberdeen Asset Management Plc	170,975	1,193,458
AstraZeneca Plc	73,592	3,820,971
BG Group Plc	175,916	2,969,698
BP Plc	861,376	6,241,655
Diageo Plc	152,178	4,647,150
Direct Line Insurance Group Plc (b)	458,242	1,441,415
Imperial Tobacco Group Plc	125,644	4,492,511
Lloyds Banking Group Plc (b)	3,520,994	2,991,061
National Grid Plc	518,255	6,606,305
Rexam Plc	332,065	2,666,301
Rolls-Royce Holdings Plc	323,877	5,693,532
		42,764,057
UNITED STATES OF AMERICA - 0.8%
Carnival Corp.	67,000	2,312,170

Total Common Stocks (cost $248,996,515)		288,700,819

PREFERRED STOCKS - 0.9%

GERMANY - 0.9%
ProSiebenSat.1 Media AG	39,714	1,515,795
Volkswagen AG (a)	6,113	1,241,419
Total Preferred Stocks (cost $2,929,619)		2,757,214

INVESTMENT COMPANIES - 2.2%
iShares MSCI EAFE Index Fund (a)	89,700	5,556,018
iShares MSCI Japan Index Fund (a)	102,800	1,202,760
Total Investment Companies (cost $6,393,640)		6,758,778

SHORT TERM INVESTMENTS - 9.3%

Securities Lending Collateral - 9.3%
Fidelity Institutional Money Market Portfolio, 0.14% (c)	3,000,000	3,000,000
Repurchase Agreement with CSI, 0.15% (Collateralized by $40,926,492 U.S. Treasury Note Strip, due 08/15/20-11/15/2039, value $25,693,336) acquired on 04/30/13, due 05/01/13 at $25,189,589	$25,189,484	25,189,484

Total Short Term Investments (cost $28,189,484)		28,189,484

Total Investments - 107.7% (cost $286,509,258)		326,406,295
Other Assets and Liabilities, Net - (7.7%)		(23,373,579)
Total Net Assets - 100.0%		$303,032,716

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2013.

See accompanying Notes to Financial Statements.

Currencies:

AUD - Australian Dollar	IDR - Indonesian Rupiah	NOK - Norwegian Krone
BRL - Brazilian Real	JPY - Japanese Yen	PHP - Philippine Peso
CAD - Canadian Dollar	KRW - Korean Won	SGD - Singapore Dollar
EUR - European Currency Unit (Euro)	MXN - Mexican Peso	USD - United States Dollar
GBP - British Pound	MYR - Malaysian Ringgit	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt ABS - Asset Backed Securities CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MBS - Mortgage Backed Securities MCDX.NA - Municipal Credit Default Swap Index - North American NYRS - New York Registry Shares
CLO – Collateralized Loan Obligation	OJSC - Open Joint Stock Company
CMBS - Commercialized Mortgage Backed Security	RB - Revenue Bond
EURIBOR - Europe Interbank Offered Rate	REIT - Real Estate Investment Trust
GDR - Global Depository Receipt	REMIC - Real Estate Mortgage Investment Conduit
GO - General Obligation LIBOR - London Interbank Offered Rate	TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSC - Goldman Sachs & Co.
BCL - Barclays Capital Inc.	GSI - Goldman Sachs International
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	RBS – RBS Securities Inc./Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
GSB - Goldman Sachs Bank USA

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Assets and Liabilities

April 30, 2013

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Assets
Investments, at value (a)(b)	$849,194,046	$1,315,465,735	$326,406,295
Cash	2,273,926	1,201,290	7,497,522
Foreign currency (c)	2,042,339	327,988	17,540
Receivable for investments sold	783,146	67,703,276	836,389
Receivable for fund shares sold	1,509,423	1,688,928	332,467
Receivable from adviser	101,990	172,178	32,130
Receivable for dividends and interest	8,744,736	6,463,342	1,087,546
Receivable for variation margin on financial derivative instruments	137,758	127,251	—
Receivable for deposits with brokers and counterparties	21,000	22,000	—
Unrealized appreciation on forward foreign currency contracts	485,850	328,933	—
Unrealized appreciation on OTC swap agreements	5,754,844	1,327,081	—
OTC swap premiums paid	448,729	18,309	—
Prepaid expenses	3,447	6,736	1,566
Total assets	871,501,234	1,394,853,047	336,211,455
Liabilities
Payable for reverse repurchase agreements	13,955,250	2,987,000	—
Payable for advisory fees	96,121	137,121	35,828
Payable for sub-advisory fees	160,200	209,069	105,726
Payable for administrative fees	384,485	548,483	203,026
Payable for investment securities purchased	22,059,497	255,344,946	4,438,752
Payable for fund shares redeemed	394,402	992,873	190,919
Payable for dividends	2,029,018	1,886,003	—
Payable for chief compliance officer fees	3,164	4,580	1,188
Payable for interest expense and brokerage charges	333	81	—
Payable for trustee fees	28,820	50,047	12,460
Payable for variation margin on financial derivative instruments	32,187	19,972	—
Payable for other expenses	4,336	791	1,356
Payable for deposits from brokers and counterparties	2,955,000	1,535,000	—
Investment in forward sales commitments, at value (d)	—	1,078,125	—
Options written, at value (e)	473,717	290,438	—
Unrealized depreciation on forward foreign currency contracts	2,927,196	3,213,823	—
Unrealized depreciation on OTC swap agreements	153,077	—	—
OTC swap premiums received	2,381,109	768,695	—
Payable upon return of securities loaned	28,630,145	6,134,500	28,189,484
Total liabilities	76,668,057	275,201,547	33,178,739
Net assets	$794,833,177	$1,119,651,500	$303,032,716
Net assets consist of:
Paid-in capital	$752,283,019	$1,073,795,159	$251,822,277
Undistributed (excess of distributions over) net investment income	(4,064,281)	(4,950,005)	435,341
Accumulated net realized gain	11,151,617	14,166,514	10,875,258
Net unrealized appreciation on investments and foreign currency	35,462,822	36,639,832	39,899,840
	$794,833,177	$1,119,651,500	$303,032,716
Shares outstanding (no par value), unlimited shares authorized	72,774,661	107,025,245	25,216,723
Net asset value per share, offering and redemption price per share	$10.92	$10.46	$12.02

(a) Investments, at cost	$819,986,651	$1,278,193,906	$286,509,258
(b) Including value of securities on loan	28,167,405	5,882,240	26,918,156
(c) Foreign currency, at cost	2,018,510	329,580	14,916
(d) Proceeds from forward sales commitments	—	1,076,719	—
(e) Premiums from options written	808,432	528,226	—

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Operations

For the Period Ended April 30, 2013

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Investment income
Dividends	$—	$120,000	$3,431,782
Foreign taxes withheld	(7,291)	(4,962)	(217,305)
Interest	12,183,465	11,821,502	—
Securities lending	13,461	14,412	46,200
Other income (a)	1,046	734	4,194
Total investment income	12,190,681	11,951,686	3,264,871

Expenses
Advisory fees	521,542	801,364	202,743
Sub-advisory fees	869,232	1,179,192	602,542
Administrative fees	2,086,162	3,205,445	1,148,870
Chief compliance officer fees	15,224	22,363	5,714
Legal fees	24,695	37,678	9,601
Trustee fees	58,767	97,185	24,209
Interest expense	6,266	998	—
Other expenses	349	322	739
Total expenses	3,582,237	5,344,547	1,994,418
Expense waived by Adviser	(605,237)	(1,074,039)	(209,275)
Net expenses	2,977,000	4,270,508	1,785,143
Net investment income	9,213,681	7,681,178	1,479,728

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	4,412,881	6,025,854	11,963,329
Swap agreements	4,252,338	2,415,183	—
Foreign currency related items	2,373,006	5,706,678	(103,606)
Futures contracts	(8,596)	41,326	—
Written option contracts	123,801	650,124	—
Brokerage commissions recaptured	—	—	1,657
Net change in unrealized appreciation (depreciation) on:
Investments	3,288,441	5,732,663	18,399,316
OTC swap agreements	2,311,618	(783,647)	—
Foreign currency related items	(1,769,692)	(2,553,315)	10,027
Futures contracts and centrally cleared swap agreements	1,074,280	71,816	—
Written option contracts	443,416	27,522	—
Net realized and unrealized gain	16,501,493	17,334,204	30,270,723
Net increase in net assets from operations	$25,715,174	$25,015,382	$31,750,451

(a) Income from affiliated investments	$1,046	$734	$4,194

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Changes in Net Assets

For the Period Ended April 30, 2013

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Operations
Net investment income	$9,213,681	$7,681,178	$1,479,728
Net realized gain	11,153,430	14,839,165	11,861,380
Net change in unrealized appreciation	5,348,063	2,495,039	18,409,343
Net increase in net assets from operations	25,715,174	25,015,382	31,750,451
Distributions to shareholders
From net investment income	(13,262,694)	(10,990,330)	(3,704,040)
From net realized gains	(8,799,756)	(29,908,755)	(1,917,321)
Total distributions to shareholders	(22,062,450)	(40,899,085)	(5,621,361)
Share transactions(1)
Proceeds from the sale of shares	256,833,201	236,074,585	61,868,078
Cost of shares redeemed	(84,693,111)	(155,535,544)	(39,162,126)
Change in net assets from share transactions	172,140,090	80,539,041	22,705,952
Change in net assets	175,792,814	64,655,338	48,835,042
Net assets beginning of period	619,040,363	1,054,996,162	254,197,674
Net assets end of period	$794,833,177	$1,119,651,500	$303,032,716
Undistributed (excess of distributions over) net investment income	$(4,064,281)	$(4,950,005)	$435,341

(1) Share transactions
Shares sold	23,759,749		22,610,077		5,404,240
Shares redeemed	(7,834,276)		(14,861,250)		(3,444,069)
Change in shares	15,925,473		7,748,827		1,960,171
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$547,906,157	(a)	$1,645,893,705	(b)	$185,014,840
Proceeds from sales of securities	347,780,067	(a)	1,591,940,215	(b)	160,218,780

(a)  Amounts include $275,968,291 and $222,281,861 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $1,519,531,954 and $1,427,483,275 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Series Trust

Statements of Changes in Net Assets

For the Period Ended October 31, 2012

	Curian/PIMCO Income Fund (c)	Curian/PIMCO Total Return Fund (c)	Curian/WMC International Equity Fund (c)
Operations
Net investment income	$10,697,880	$15,840,308	$2,989,147
Net realized gain	11,030,788	29,262,941	601,705
Net change in unrealized appreciation	30,114,759	34,144,793	21,490,497
Net increase in net assets from operations	51,843,427	79,248,042	25,081,349
Distributions to shareholders
From net investment income	(12,945,993)	(17,507,998)	—
Total distributions to shareholders	(12,945,993)	(17,507,998)	—
Share transactions(1)
Proceeds from the sale of shares	671,322,613	1,270,824,030	295,109,756
Cost of shares redeemed	(91,224,984)	(277,650,059)	(66,090,617)
Change in net assets from share transactions	580,097,629	993,173,971	229,019,139
Change in net assets	618,995,063	1,054,914,015	254,100,488
Net assets beginning of period	45,300	82,147	97,186
Net assets end of period	$619,040,363	$1,054,996,162	$254,197,674
Undistributed (excess of distributions over) net investment income	$(15,268)	$(1,640,853)	$2,659,653

(1) Share transactions
Shares sold	65,565,995		126,100,931		29,580,444
Shares redeemed	(8,721,337)		(26,832,728)		(6,333,611)
Change in shares	56,844,658		99,268,203		23,246,833
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,022,377,633	(a)	$6,547,621,692	(b)	$415,917,819
Proceeds from sales of securities	465,606,846	(a)	5,398,395,454	(b)	196,315,075

(a)  Amounts include $497,158,727 and $378,795,538 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $5,840,305,014 and $5,112,331,262 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Period from November 2, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(b)	Net Expenses to Average Net Assets(c)	Total Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
Curian/PIMCO Income Fund

04/30/2013	$10.89	$0.14	$0.23	$0.37	$(0.20)	$(0.14)	$10.92	3.52%	$794,833	45%	0.85%	1.02%	2.65%
10/31/2012*	10.00	0.27	0.92	1.19	(0.30)	—	10.89	12.11	619,040	115	0.85	1.04	2.56
Curian/PIMCO Total Return Fund

04/30/2013	10.63	0.07	0.17	0.24	(0.11)	(0.30)	10.46	2.26	1,119,652	129	0.80	1.00	1.44
10/31/2012*	10.00	0.18	0.63	0.81	(0.18)	—	10.63	8.19	1,054,996	519	0.80	1.02	1.73
Curian/WMC International Equity Fund

04/30/2013	10.93	0.06	1.27	1.33	(0.16)	(0.08)	12.02	12.36	303,033	60	1.32	1.47	1.09
10/31/2012*	10.00	0.14	0.79	0.93	—	—	10.93	9.30	254,198	90	1.32	1.49	1.35

*  Commenced operations on November 2, 2011.

(a)  Per share data calculated using average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

NOTE 1. ORGANIZATION

The Curian Series Trust (“Trust”) is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated November 5, 2010.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust currently offers shares in three (3) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective:  Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund, for which Pacific Investment Management Company LLC (“PIMCO”) serves as the Sub-Adviser, and Curian/WMC International Equity Fund, for which Wellington Management Company, LLP (“WMC”) serves as the Sub-Adviser.  PIMCO and WMC are referred to herein as a “Sub-Adviser”.  The Funds are diversified Funds for purposes of the 1940 Act.

Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) serves as the investment adviser and administrator of the Funds with the responsibility for the professional investment supervision and management of the Funds.  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  At April 30, 2013, Curian owned 4,000 shares of each Fund.

Purchases and redemptions of shares of the Funds are initiated by Curian and shares may be purchased on behalf of clients in Curian’s managed account program.  Each Fund offers one share class without a sales charge.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available unless the procedures require notification prior to a quarterly meeting.  The Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available in accordance with the policies approved by the Board.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange  determines a daily settlement price via pricing models which use as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type,

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The sub-administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Net investment income is declared and distributed monthly for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund, and declared and distributed at least annually, if any, for Curian/WMC International Equity Fund.  Distributions from net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned are included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

NOTE 3. FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Funds’ investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of April 30, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$46,874,453	$—	$46,874,453
Corporate Bonds and Notes	—	523,773,072	2,414,130	526,187,202
Government and Agency Obligations	—	227,540,416	—	227,540,416
Purchased Options	—	303,109	—	303,109
Short Term Investments	23,000,000	25,288,866	—	48,288,866
Fund Total	$23,000,000	$823,779,916	$2,414,130	$849,194,046
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$105,559,068	$—	$105,559,068
Corporate Bonds and Notes	—	181,029,059	—	181,029,059
Government and Agency Obligations	—	988,019,908	—	988,019,908
Preferred Stocks	4,223,200	—	—	4,223,200
Short Term Investments	3,000,000	33,634,500	—	36,634,500
Fund Total	$7,223,200	$1,308,242,535	$—	$1,315,465,735
Curian/WMC International Equity Fund
Common Stocks	$40,256,059	$248,444,760	$—	$288,700,819
Preferred Stocks	—	2,757,214	—	2,757,214
Investment Companies	6,758,778	—	—	6,758,778
Short Term Investments	3,000,000	25,189,484	—	28,189,484
Fund Total	$50,014,837	$276,391,458	$—	$326,406,295

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Government and Agency Obligations	$—	$(1,078,125)	$—	$(1,078,125)
Fund Total	$—	$(1,078,125)	$—	$(1,078,125)

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Futures Contracts	$189,929	$—	$—	$189,929
Open Forward Foreign Currency Contracts	—	485,850	—	485,850
OTC Interest Rate Swap Agreements	—	1,684,399	—	1,684,399
Centrally Cleared Interest Rate Swap Agreements	—	377,345	—	377,345
OTC Credit Default Swap Agreements	—	4,070,445	—	4,070,445
Centrally Cleared Credit Default Swap Agreements	—	1,038,422	—	1,038,422
Fund Total	$189,929	$7,656,461	$—	$7,846,390

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Open Futures Contracts	$772,618	$—	$—	$772,618
Open Forward Foreign Currency Contracts	—	328,933	—	328,933
OTC Interest Rate Swap Agreements	—	371,319	—	371,319
Centrally Cleared Interest Rate Swap Agreements	—	389,461	—	389,461
OTC Credit Default Swap Agreements	—	955,762	—	955,762
Fund Total	$772,618	$2,045,475	$—	$2,818,093

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(473,717)	$—	$(473,717)
Open Forward Foreign Currency Contracts	—	(2,927,196)	—	(2,927,196)
OTC Interest Rate Swap Agreements	—	(153,077)	—	(153,077)
Centrally Cleared Interest Rate Swap Agreements	—	(52,074)	—	(52,074)
Centrally Cleared Credit Default Swap Agreements	—	(207,007)	—	(207,007)
Fund Total	$—	$(3,813,071)	$—	$(3,813,071)
Curian/PIMCO Total Return Fund
Written Options	$—	$(290,438)	$—	$(290,438)
Open Forward Foreign Currency Contracts	—	(3,213,823)	—	(3,213,823)
Centrally Cleared Interest Rate Swap Agreements	—	(1,556,513)	—	(1,556,513)
Fund Total	$—	$(5,060,774)	$—	$(5,060,774)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options, and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at April 30, 2013.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements, collateralized fully by U.S. Treasuries, Government National Mortgage Association (“GNMA”) mortgage backed securities or U.S. government sponsored securities.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds.  The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund are reflected as a liability on the Statements of Assets and Liabilities.  Interest payments made are recorded as a component of interest expense on the Statements of Operations.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance and the weighted average interest rate for reverse repurchase agreements, for the period ended April 30, 2013, were as follows: Curian/PIMCO Income Fund, $9,732,575 and 0.22% for 123 days outstanding; and Curian/PIMCO Total Return Fund $5,050,282 and 0.09% for 102 days outstanding, respectively. The total market value of underlying collateral for open reverse repurchase agreements at April 30, 2013 was $13,968,196 and $2,984,735 for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund, respectively. At April 30, 2013, reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counterparty	Interest Rate	Reverse Repurchase Amount Including Interest Payable	Maturity Date

Curian/PIMCO Income Fund	$1,462,000	BCL	(1.75)%	1,462,000	rolling maturity
	12,493,250	RBS	0.08%	12,493,611	05/02/13

Curian /PIMCO Total Return Fund	2,987,000	RBS	0.07%	2,987,087	05/02/13

Forward Sales Commitments - A Fund may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage-Backed Dollar and Treasury Roll Transactions - A Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions - A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates and foreign currencies and Curian/PIMCO Total Return Fund entered into option contracts to manage exposure to or hedge changes in interest rates and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

A Fund may also buy and sell (“write”) call and put options on swaps agreements (“swaptions”).  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.   A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; and Curian/WMC International Equity Fund entered into forward foreign currency contracts as a means of currency risk management.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  OTC swaps are typically illiquid investments.  In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or losses is recorded.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap.

If a Fund transacts in centrally cleared swaps, they are party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin”.  The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

known as the “variation margin”.  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.  A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement.  Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to provide an orderly liquidation in the event of a default.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Credit Default Swap Agreements - A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into credit default swap agreements to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds, and Curian/PIMCO Total Return Fund entered into credit default swap agreements to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the credit default swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of April 30, 2013, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For Funds which held more than one type of derivative during the period ended April 30, 2013, the following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Income Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2013:
Assets:
Investments - at value*	$—	$—	$—	$303,109	$303,109
Variation margin on financial derivative instruments	79,007	—	—	58,751	137,758
Forward foreign currency contracts	—	—	485,850	—	485,850
Unrealized appreciation on OTC swap agreements	4,070,445	—	—	1,684,399	5,754,844
OTC Swaps premiums paid	364,632	—	—	84,097	448,729
	$4,514,084	$—	$485,850	$2,130,356	$7,130,290
Liabilities:
Variation margin on financial derivative instruments	$19,001	$—	$—	$13,186	$32,187
Options written, at value	—	—	26,341	447,376	473,717
Forward foreign currency contracts	—	—	2,927,196	—	2,927,196
Unrealized depreciation on OTC swap agreements	—	—	—	153,007	153,007
OTC Swaps premiums received	2,268,192	—	—	112,917	2,381,109
	$2,287,193	$—	$2,953,537	$726,486	$5,967,216
The effect of derivative instruments on the Statement of Operations for the year ended April 30, 2013:
Net realized gain (loss) on:
Swap agreements	$3,089,983	$—	$—	$1,162,355	$4,252,338
Foreign currency related items	—	—	2,974,779	—	2,974,779
Futures contracts	—	—	—	(8,596)	(8,596)
Written options contracts	—	—	—	123,801	123,801
	$3,089,983	$—	$2,974,779	$1,277,560	$7,342,322
Net change in unrealized appreciation (depreciation) on:
Investments*	$—	$—	$—	$(82,888)	$(82,888)
OTC Swap agreements	1,616,517	—	—	695,101	2,311,618
Foreign currency related items	—	—	(2,568,358)	—	(2,568,358)
Futures contracts and centrally cleared swap agreements	733,615	—	—	340,665	1,074,280
Written option contracts	—	—	9,379	434,037	443,416
	$2,350,132	$—	$(2,558,979)	$1,386,915	$1,178,068
Curian/PIMCO Total Return Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$127,251	$127,251
Forward foreign currency contracts	—	—	328,933	—	328,933
Unrealized appreciation on OTC swap agreements	955,762	—	—	371,319	1,327,081
OTC Swaps premiums paid	15,260	—	—	3,049	18,309
	$971,022	$—	$328,933	$501,619	$1,801,574
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$19,972	$19,972
Options written, at value	—	—	24,470	265,968	290,438
Forward foreign currency contracts	—	—	3,213,823	—	3,213,823
OTC Swaps premiums received	773,671	—	—	34,934	808,605
	$773,671	$—	$3,238,293	$320,874	$4,332,838

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Total Return Fund (continued)
The effect of derivative instruments on the Statement of Operations for the year ended April 30, 2013:
Net realized gain (loss) on:
Swap agreements	$326,161	$—	$—	$2,089,022	$2,415,183
Foreign currency related items	—	—	6,004,995	—	6,004,995
Futures contracts	—	—	—	41,326	41,326
Written options contracts	—	—	23,412	626,712	650,124
	$326,161	$—	$6,028,407	$2,757,060	$9,111,628
Net change in unrealized appreciation (depreciation) on:
OTC Swap agreements	$(1,179,218)	$—	$—	$395,571	$(783,647)
Foreign currency related items	—	—	(3,080,386)	—	(3,080,386)
Futures contracts and centrally cleared swap agreements	172,682	—	—	(100,866)	71,816
Written option contracts	—	—	(6,044)	33,566	27,522
	$(1,006,536)	$—	$(3,086,430)	$328,271	$(3,764,695)

* Purchased options market value is reflected in investments, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, respectively in the Statements of Operations.

The derivative instruments outstanding as of April 30, 2013, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended April 30, 2013, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For the period ended April 30, 2013, the average monthly volume of derivative activities is as follows:

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund
Options Purchased and Written
Premiums Paid(1)	$396,342	$—
Premiums Received(1)	1,084,906	604,199
Futures Contracts
Long(2)	24,634,107	291,575,592
Short(2)	—	2,304,496
Forward Foreign Currency Contracts
Purchased(1)	25,550,815	17,889,796
Sold(1)	127,961,452	153,994,089
Interest Rate Swap Agreements
Paying Floating Rate(3)	142,141,175	182,231,797
Receiving Floating Rate(3)	—	—
Credit Default Swap Agreements
Purchase Protection(3)	5,568,867	62,197,714
Sell Protection(3)	259,592,579	65,671,429

(1) Cost amount in USD

(2) Notional value at purchase in USD

(3) Notional Amount in USD

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral pledged for futures contracts and swap agreements or segregated for swap agreements:

			Swap Agreements		Total Pledged
	Futures Contracts			Pledged or	or Segregated
	Pledged Cash	Pledged Securities	Pledged Cash	Segregated Securities	Cash and Securities
Curian/PIMCO Income Fund	$14,000	$197,491	$7,000	$4,203,688	$4,422,179
Curian/PIMCO Total Return Fund	—	565,875	22,000	4,624,195	5,212,070

NOTE 6.  OTHER INVESTMENT RISKS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the United States or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory, Sub-Advisory and Administration Fees - The Trust has an investment advisory agreement and an administration agreement with Curian.  Pursuant to the investment advisory agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.  Pursuant to the administration agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and 0.85% of the average daily net assets of Curian/WMC International Equity Fund.  Subject to the oversight of the Trust’s Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In return for the fees paid under the administration agreement, Curian provides or procures necessary administrative functions and services for the operation of the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, taxes, other non-operating expenses, errors and omission insurance, the fees and expenses of the independent Trustees and independent legal counsel to the independent Trustees, a portion of the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

The Trust has an investment sub-advisory agreement with PIMCO for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and with WMC for Curian/WMC International Equity Fund.  The Funds pay the following fees to the Sub-Advisers:

	Assets	Fees
Curian/PIMCO Income Fund	All Assets	0.25%

Curian/PIMCO Total Return Fund	Assets up to $3 billion(1)
	All assets	0.25%
	When assets exceed $3 billion(2)
	$0 to $1 billion	0.25%
	Amounts over $1 billion	0.225%

Curian/WMC International Equity Fund	$0 to $250 million	0.45%
	Amounts over $250 million	0.40%

(1) When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust fall below $3 billion, this annual rate is applicable to all the amounts in the Curian/PIMCO Total Return Fund.

(2) When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust equal or exceed $3 billion, these annual rates are applicable to all the amounts in the Curian/PIMCO Total Return Fund.  The fee is computed based on the combined market value of the Curian/PIMCO Total Return Fund of Curian Series Trust and JNL/PIMCO Total Return Bond Fund of JNL Series Trust, and PIMCO will aggregate Curian/PIMCO Total Return Fund (Curian Series Trust) and JNL/PIMCO Total Return Bond Fund (JNL Series Trust) assets to derive an average fee to be applied to Curian/PIMCO Total Return Fund (Curian Series Trust) and JNL/PIMCO Total Return Bond Fund (JNL Series Trust).

Fee Waiver and Expense Reimbursements - Curian agreed to waive its advisory fee and reduce the administration fee and/or reimburse other expenses to the extent necessary to reduce the annual expense ratios of the Funds, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to 0.85% for Curian/PIMCO Income Fund, 0.80% for Curian/PIMCO Total Return Fund, and 1.32% for Curian/WMC International Equity Fund until February 28, 2014.

Curian is entitled to recoup previously waived/reimbursed fees and expenses for a period of up to three years following the fiscal year in which Curian waived its fee or reimbursed expenses.  The amount of waived expenses for each Fund is recorded as expenses waived by Adviser in each Fund’s Statement of Operations.  During the period ended April 30, 2013, Curian did not recover any previously reimbursed expenses.  At April 30, 2013, the amount of potentially recoverable expenses was:

	October 31, 2012 - April 30, 2013		November 2, 2011 - October 31, 2012
	Recoverable Expense	Expiration	Recoverable Expense	Expiration
Curian/PIMCO Income Fund	$605,237	10/31/16	$784,871	10/31/15
Curian/PIMCO Total Return Fund	1,074,039	10/31/16	2,050,054	10/31/15
Curian/WMC International Equity Fund	209,275	10/31/16	370,606	10/31/15

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

Other Service Providers - The Trust entered into a transfer agency agreement and shareholder services agreement with JNAM.  Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JNAM and JFS for such services through the fees earned pursuant to the administration agreement.

The Funds entered into an agreement with the Custodian in which the Custodian provides earnings credits for overnight cash balances held in the Funds’ custody accounts.  The earnings credits reduce the Funds’ custody fees which are paid by Curian, which then reimburses the Funds for such earnings credits.  The reimbursed earnings credits are included in other income in the Statements of Operations.

The Trust has a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.

Distribution Agreement - The Trust entered into a distribution agreement with Curian Clearing LLC (“Distributor”), an affiliate of Curian.  The Funds pay no expenses related to services provided under the distribution agreement.  The Distributor does not have any distribution and servicing arrangements with third parties to sell shares of the Funds.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby independent Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

NOTE 8.  FEDERAL INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a Regulated Investment Company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”), accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

As of April 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$819,988,399	$32,156,787	$(2,951,140)	$29,205,647
Curian/PIMCO Total Return Fund	1,278,358,120	37,306,528	(198,913)	37,107,615
Curian/WMC International Equity Fund	288,229,148	41,965,441	(3,788,294)	38,177,147

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act are effective for the Funds’ period ending October 31, 2012.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At October 31, 2012, no Fund had unused capital loss carryovers for U.S. federal income tax purposes.

The tax character of distributions paid during the Funds’ fiscal period ended October 31, 2012 was as follows:

	Net Ordinary Income*	Long-term Capital Gain	Return of Capital
Curian/PIMCO Income Fund	$11,184,752	$—	$—
Curian/PIMCO Total Return Fund	15,641,976	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2013

tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2011 return which remains subject to examination, by the Internal Revenue Service.  This return is not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended April 30, 2013.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders that became effective on June 7, 2013.  The Funds plan to participate in the SCA with other funds managed by JNAM and Curian Capital, LLC in a credit facility to be used solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds will be able to borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.

Curian Series Trust (Unaudited)

Additional Disclosures

April 30, 2013

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  The information in this section can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 11/01/12	Ending Account Value 04/30/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 11/01/12	Ending Account Value 04/30/2013	Annualized Expense Ratios	Expenses Paid During Period

Curian/PIMCO Income Fund	$1,000.00	$1,035.20	0.85%	$4.29	$1,000.00	$1,020.58	0.85%	$4.26

Curian/PIMCO Total Return Fund	1,000.00	1,022.60	0.80	4.01	1,000.00	1,020.83	0.80	4.01

Curian/WMC International Equity Fund	1,000.00	1,123.60	1.32	6.95	1,000.00	1,018.25	1.32	6.61

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds filed a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of the fiscal year on Forms N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has approved each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, Curian shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 are available (1) without charge, upon request by calling 1-877-874-4143 (Curian Client Services), (2) on Curian’s  website at www.curian.com, and (3) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are Independent Trustees of the Trust and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for their services as such for the six-month period ended April 30, 2013:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX (1)
David W. Agostine	$27,411	$0	$0	$60,000
Greg P. Contillo	$25,941	$0	$0	$57,000
Dylan E. Taylor	$25,941	$0	$0	$57,000
Scot T. Wetzel	$25,941	$0	$0	$57,000	(2)
Joseph O’Boyle(3)	$50,000	$0	$0	$143,940

(1)

The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust and the Curian Variable Series Trust together, (the “Fund Complex”). The fees are allocated between the Trust and the Curian Variable Series Trust based on the estimated services provided to each entity. The total fees paid to all the Independent Trustees and Mr. O’Boyle from the Fund Complex are $374,940.

(2)	Amount includes $57,000 deferred by Mr. Wetzel.
(3)	Mr. O’Boyle’s compensation is paid for his duties as the Chief Compliance Officer of the Fund Complex.

CURIAN SERIES TRUST

APPROVAL OF CURIAN SERIES TRUST’S (“TRUST”)

INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Funds’ advisory agreement.

At a meeting on December 14, 2012, the Board, including all of the independent trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the renewal of the Funds’ investment advisory and management agreement (“Agreement”) with Curian Capital, LLC (“Curian” or “Adviser”).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the renewal of the Agreement.  The Board received this information prior to the Board meeting held on December 14, 2012, and had the opportunity to review this and other material, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the renewal of the Agreement for another twelve month period.  The Board noted that each Fund’s investment portfolio was managed by a sub-adviser (each a “Sub-Adviser”) pursuant to a sub-advisory agreement, but that such agreements were not required to be considered for renewal at the December 14, 2012 meeting.

For each of the Funds, Curian provided information related to the following factors:  (1) the nature, quality and extent of the services to be provided, (2) the investment performance of the Funds, (3) profitability data, cost of services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether the fee structure is designed to provide economies of scale for the Funds’ investors, and (5) other “fall-out” benefits that could be realized by Curian (i.e., ancillary benefits derived by Curian or any of its affiliates from the relationship with the Funds).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian, as well as the terms of the Agreement.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreement is in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by Curian.

For each Fund, the Board considered the services provided by Curian, including, but not limited to, the oversight of the Sub-Advisers pursuant to the Agreement, the hiring and removal of Sub-Advisers pursuant to the “Manager of Managers” exemptive order, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that Curian monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to Curian’s oversight of the Sub-Advisers, the Board noted that Curian is responsible for screening and recommending new Sub-Advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board noted the materials it has received throughout the year regarding Curian’s review of the Sub-Advisers.

The Board reviewed the qualifications, backgrounds and responsibilities of Curian’s senior management responsible for oversight of the Funds and each Sub-Adviser.  The Board reviewed information pertaining to Curian’s organizational structure, senior management, financial stability, investment operations, and other relevant information.  The Board considered compliance reports about Curian and the Sub-Advisers from the Trust’s Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, extent and quality of the services to be provided by Curian under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. The performance reviewed by the Board was for the periods since inception through September 31, 2012.

Curian/PIMCO Total Return Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the year-to-date period and had outperformed its peer group for the since inception period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

Curian/PIMCO Income Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the year-to-date and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

Curian/WMC International Equity Fund.  The Board considered that the Fund outperformed its benchmark for the year-to-date and since inception periods though it underperformed its peer group for the year-to-date period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

Costs of Services

The Board also considered information on the profitability of Curian in serving as each Fund’s investment adviser.   Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board also reviewed Curian’s financial statements and its lines of businesses.  Finally, the Board considered that Curian is waiving all of its advisory fees for the Funds.

The Board reviewed the fees to be paid to Curian and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by Curian to similar clients, if any.  The Board also noted that Curian does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  In considering the Funds’ total expenses, the Board also considered that each Fund’s sub-advisory fee is paid by the Fund, and not Curian, and as a result, the Board considered each Fund’s subadvisory fee in the Board’s review of that Fund’s total expenses.

Further detail considered by the Board regarding the advisory and total expenses of each Fund is set forth below:

Curian/PIMCO Total Return Fund.  The Board considered that the Fund’s advisory fees are the lowest in its peer group.  The Board noted that the Fund’s total advisory fees, which includes the fee paid to Curian and the Sub-Adviser after fee waivers, and total expense ratio after fee waivers are lower than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Curian/PIMCO Income Fund.  The Board noted that the Fund’s advisory fees are the lowest in its peer group.  The Board also considered that the Fund’s total advisory fees, which includes the fee paid to Curian and the Sub-Adviser after fee waivers, are lower than the peer group average, although the Fund’s total expense ratio is higher than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Curian/WMC International Equity Fund.  The Board considered that the Fund’s advisory fees are the lowest in its peer group  The Board noted that the Fund’s total advisory fees, which includes the fee paid to Curian and the Sub-Adviser after fee waivers, are lower than the peer group average, and that the Fund’s total expense ratio after fee waivers is below the peer group median.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale.  Based on information provided by Curian, the Board noted that Curian is waiving its advisory and administration fee for the Funds.  The Board noted that the Funds are in their initial year of operation and Curian’s view that the Funds have not realized significant economies of scale.  The Board also considered that the Funds’ sub-advisory fees contain breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees with breakpoints in some measure will share economies of scale with shareholders.

Other Benefits to Affiliates of Curian

In evaluating the benefits that may accrue to Curian through its relationship with the Funds, the Board noted that Curian and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by Curian or one of its affiliates is pursuant to a written agreement, which the Board approved and will periodically evaluate as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered Curian’s assertion that those meetings have not and would not yield a profit to the Funds’ distributor, Sub-Advisers are not required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of Curian may receive benefits under the federal income tax laws with respect to tax deductions and credits.

Curian Capital, LLC

7601 Technology Way

Denver, CO 80237

WWW.CURIAN.COM | WWW.CURIANCLEARING.COM

IIS7476S 04/13

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	June 28, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	June 28, 2013

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.